UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street,

Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway,

Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/13

Item 1. Reports to Stockholders.

BFS Family of Funds

BFS Equity Fund

Semi-Annual Report

November 30, 2013

Fund Adviser:

Bradley, Foster & Sargent, Inc.

185 Asylum St.

City Place II

Hartford, CT 06103

Toll Free (855) 575-2430

Letter to Shareholders

Dear Fellow Shareholder:

Welcome to your first semi-annual report for the BFS Equity Fund (“Fund”). The inception of the Fund was November 8, 2013 so this report only covers the period from the date of inception through November 30, 2013 – 23 days. In this report, you will find commentary from the Bradley, Foster & Sargent portfolio managers who are managing the Fund – Keith LaRose, Lead Portfolio Manager and Co-Portfolio Managers, Tim Foster and Tom Sargent, our firm’s Chief Investment Officer. You will also find a listing of the portfolio holdings as of November 30, 2013, financial statements, and detailed information about the performance and the positioning of the BFS Equity Fund.

As mentioned above, the inception of the Fund took place in November 8, 2013 – approximately 4  1⁄2 years after the S&P 500 Index (“S&P 500”)1 bottomed at 666.79 on March 6, 2009. From the market bottom through November 8, 2013, the price of the S&P 500 climbed 165.6%. Although we were cautiously optimistic about the economy and U.S. stock market and the global economy at the inception of the Fund (and remain so), the Fund’s managers sought to construct the Fund’s initial portfolio with quality growth stocks at reasonable prices with two objectives in mind: to construct a portfolio which will weather stock market pullbacks or even a 20% + correction to the market, as the bull market nears the end of a 5 year run, but also to perform well if the bull market continues in 2014.

These two objectives align with the investment strategy of the Fund laid out in our Prospectus: to identify what we believe are quality companies, at reasonable prices, and to invest in these companies at favorable moments, which often happens after an event or change of circumstances has occurred. By adhering to this investment strategy over the long haul, we seek to enhance the performance of the Fund yet achieve this performance with a risk-managing approach which aims to provide a “margin of safety” – a phrase coined by the dean of financial analysis, Ben Graham.

We appreciate the trust you have placed in us to manage part or all of your assets and to help you achieve your financial goals. We encourage you to contact us via email through our website – www.bfsinvest.com – or by telephone at 860-527-8050 with any questions or concerns about the Fund that are not addressed in this report.

Sincerely,

Robert H. Bradley
President and CEO
Bradley, Foster & Sargent, Inc

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[1]	The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index return assumes reinvestment of all distributions and does not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

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Portfolio Managers’ Commentary

The BFS Equity Fund (the “Fund”) commenced portfolio operations on November 8, 2013 in the midst of a powerful market advance. At the time of the Fund’s launch, the S&P 500® Index (“S&P 500”) had showed a total return (including dividends reinvested) of 24.7% for the year-to-date period through November 7, 2013. Just days before our launch, on October, 29th, the S&P 500 had closed at an all-time high of 1771.91. At the same time, yields on U.S. Government bonds were climbing higher. In our opinion, a very buoyant equity market and expectations for less quantitative easing by the Federal Reserve Bank were positive signals associated with a process of “normalization”, which were likely to be a precursor to more sustainable organic economic growth. Reduced stresses in European credit markets provided further evidence that stabilization was spreading globally. Although the U.S. stock markets, as well as several foreign markets, were near or at historic highs at the time of the Fund’s launch, valuations remained attractive, in our view, given an expansionary backdrop, and we felt confident initiating positions in our favorite names.

For the 23 day period (November 8-30, 2013), which this report covers, we trailed our S&P 500 benchmark by 1.31%. Part of the reason for this underperformance was attributable to the cash reserves the Fund carried, as new money was being added to the Fund daily. Additionally, several sectors in which the Fund invested trailed our benchmark during this 23 day period. Nevertheless, we remain positive that our investment philosophy and approach will stand shareholders in good stead over the long term. We intend to invest our shareholders’ capital with long-term results in mind.

During this truncated period, the sector that outperformed the S&P 500 the most was technology, with the best performer in that sector being Apple. The two sectors which had the greatest underperformance against the S&P 500 were energy and consumer staples with energy having a negative absolute return. As of November 30th, the largest holdings, which can be seen in the nearby Schedule of Investments, illustrate the type of quality companies in which we invest –companies with great brands, global reach, strong balance sheets, and good cash flow. Our ownership of J.P. Morgan Chase reflects our confidence in U.S. economic expansion in 2014 and an improving Europe; the company’s capital levels are strong, legal entanglements are diminishing, and the bank is leveraged to growth and rising rates. Apple is compelling on a valuation basis, and in our view Apple’s current customers are sticky. Apple’s massive global opportunity to gain new customers remains robust. We believe that United Technologies is one of the best industrial companies in the world with revenues and earnings poised for faster growth. Danaher, in our opinion, is a high quality company by every measure, with nearly $8 billion in acquisition capacity going into 2014. We believe that Danaher will deploy this capital in its typically accretive fashion. Johnson and Johnson is experiencing a long awaited renaissance in its new drug pipeline, while operating problems that plagued its consumer segment appear to be in the rear view mirror. Common across our portfolio companies is balance sheet strength, industry leading market shares, great management teams, and solid opportunities for responsible growth.

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We, at Bradley, Foster & Sargent, Inc., look forward to serving you through our management of the BFS Equity Fund by helping you to achieve your long term financial objectives.

Keith LaRose

Lead Portfolio Manager

Tim Foster

Co-Portfolio Manager

Tom Sargent

Co-Portfolio Manager

4

Investment Results – (Unaudited)

Total Returns* (For the period ended November 30, 2013)
Since Inception (November 8, 2013)
BFS Equity Fund	2.20%

S&P 500® Index**	3.51%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 24, 2013, were 2.21% of average daily net assets (1.26% after fees waivers and expense reimbursements by Bradley, Foster & Sargent, Inc. (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2014, so that total annual fund operating expenses do not exceed 1.00%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the fiscal year. The operating expense limitation also excludes any “Fees and Expenses of Acquired Funds,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitation set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-575-2430.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-855-575-2430. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

5

FUND HOLDINGS – (Unaudited)

BFS Equity Fund Holdings as November 30, 20131

[1]	As a percent of net assets.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available at the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the six month period, June 1, 2013 to November 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period Ended November 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BFS Equity Fund	Beginning Account Value	Ending Account Value November 30, 2013	Expenses Paid During the Period Ended November 30, 2013
Actual	$1,000.00	$1,022.00	$0.80	*
Hypothetical ** (5% return before expenses)	$1,000.00	$1,018.68	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 23/365 (to reflect the period since commencement of operations on November 8, 2013).
**	Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period June 1, 2013 to November 30, 2013. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the six month period, multiplied by 183/365 (to reflect the one-half year period).

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BFS Equity Fund

Schedule of Investments

November 30, 2013 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.77%

Aerospace & Defense — 2.72%
United Technologies Corp.	1,500	$166,290

Beverages — 1.93%
PepsiCo, Inc.	1,400	118,244

Biotechnology — 1.84%
Gilead Sciences, Inc. *	1,500	112,215

Capital Markets — 1.43%
State Street Corp.	1,200	87,132

Chemicals — 4.58%
Monsanto Co.	700	79,331
Praxair, Inc.	700	88,382
Westlake Chemical Corp.	1,000	112,580

		280,293

Commercial Banks — 6.96%
HSBC Holdings PLC ADR	3,000	168,300
M&T Bank Corp.	1,200	138,432
Wells Fargo & Co.	2,700	118,854

		425,586

Computers & Peripherals — 2.73%
Apple, Inc.	300	166,821

Consumer Finance — 1.96%
American Express Co.	1,400	120,120

Diversified Financial Services — 3.27%
JPMorgan Chase & Co.	3,500	200,270

Electronic Equipment, Instruments & Components — 1.81%
Amphenol Corp. - Class A	1,300	110,500

Food & Staples Retailing — 3.49%
Costco Wholesale Corp.	900	112,887
Walgreen Co.	1,700	100,640

		213,527

Food Products — 2.92%
McCormick & Co., Inc.	1,000	69,000
Nestle SA ADR	1,500	109,665

		178,665

Hotels, Restaurants & Leisure — 5.19%
McDonalds Corp.	1,300	126,581
Starbucks Corp.	1,200	97,752
Yum! Brands, Inc.	1,200	93,216

		317,549

See accompanying notes which are an integral part of these financial statements.

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BFS Equity Fund

Schedule of Investments

November 30, 2013 (Unaudited) (continued)

	Shares	Fair Value
Household Products — 2.67%
Colgate-Palmolive Co.	1,200	$78,972
Procter & Gamble Co.	1,000	84,220

		163,192

Industrial Conglomerates — 4.19%
Danaher Corp.	2,000	149,600
General Electric Co.	4,000	106,640

		256,240

Insurance — 1.63%
Travelers Cos., Inc./The	1,100	99,814

Internet Software & Services — 4.00%
eBay, Inc. *	1,700	85,884
Google, Inc. - Class A *	150	158,938

		244,822

Life Sciences Tools & Services — 2.47%
Thermo Fisher Scientific, Inc.	1,500	151,275

Machinery — 1.24%
Deere & Co.	900	75,816

Media — 3.58%
Discovery Communications, Inc. *	1,300	113,451
Walt Disney Co./The	1,500	105,810

		219,261

Oil, Gas & Consumable Fuels — 8.88%
Continental Resources, Inc. *	900	96,759
EOG Resources, Inc.	400	66,000
Exxon Mobil Corp.	1,000	93,480
Noble Energy, Inc.	648	45,516
Occidental Petroleum Corp.	600	56,976
Plains GP Holdings LP (a) *	5,000	117,500
Spectra Energy Corp.	2,000	67,100

		543,331

Pharmaceuticals — 11.08%
Abbott Laboratories	3,000	114,570
Johnson & Johnson	2,000	189,320
Merck & Co., Inc.	2,000	99,660
Novartis AG ADR	1,500	118,680
Zoetis, Inc.	5,000	155,750

		677,980

Professional Services — 1.62%
Nielsen Holdings NV	2,300	99,268

Real Estate Investment Trust — 2.05%
WP Carey, Inc.	2,000	125,540

Road & Rail — 1.84%
Canadian National Railway Co.	2,000	112,500

See accompanying notes which are an integral part of these financial statements.

9

BFS Equity Fund

Schedule of Investments

November 30, 2013 (Unaudited) (continued)

	Shares	Fair Value
Software — 3.59%
Microsoft Corp.	2,500	$95,325
SAP AG ADR	1,500	124,080

		219,405

Specialty Retail — 1.58%
Home Depot, Inc./The	1,200	96,804

Textiles, Apparel & Luxury Goods — 3.10%
LVMH Moet Hennessy Louis Vuitton SA ADR	2,500	94,457
NIKE, Inc.	1,200	94,968

		189,425

Tobacco — 1.89%
Genesee & Wyoming, Inc. - Class A *	1,200	115,440

Trading Companies & Distributors — 2.53%
W.W. Grainger, Inc.	600	154,752

Total Common Stocks (Cost $5,990,087)		6,042,077

Money Market Securities — 38.26%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.05% (b)	2,340,657	2,340,657

Total Money Market Securities (Cost $2,340,657)		2,340,657

Total Investments – 137.03% (Cost $8,330,744)		8,382,734

Liabilities in Excess of Other Assets – (37.03)%		(2,265,503)

TOTAL NET ASSETS – 100.00%		$6,117,231

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of November 30, 2013.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

10

BFS Equity Fund

Statement of Assets and Liabilities

November 30, 2013

(Unaudited)

Assets
Investments in securities at fair value (cost $8,330,744)	$8,382,734
Receivable for fund shares sold	1,000
Receivable for investments sold	381,087
Dividends receivable	3,910
Receivable from Adviser	13,331
Deferred offering costs	2,758
Deferred organizational costs	982

Total Assets	8,785,802

Liabilities
Payable for investments purchased	2,648,911
Payable to administrator, fund accountant, and transfer agent	6,090
Payable to custodian	275
Payable to trustees	437
Distribution fees accrued	487
Other accrued expenses	12,371

Total Liabilities	2,668,571

Net Assets	$6,117,231

Net Assets consist of:
Paid-in capital	$6,065,086
Accumulated undistributed net investment income	1,452
Accumulated undistributed net realized loss on investments	(1,297)
Net unrealized appreciation on investments	51,990

Net Assets	$6,117,231

Shares outstanding (unlimited number of shares authorized, no par value)	598,641

Net asset value, offering and redemption price per share	$10.22

See accompanying notes which are an integral part of these financial statements.

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BFS Equity Fund

Statement of Operations

For the period ended November 30, 2013 (a)

(Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $124)	$4,041

Total investment income	4,041

Expenses
Investment Adviser	1,460
Administration	2,214
Distribution (12b-1)	487
Fund accounting	1,582
Transfer agent	2,294
Legal	949
Custodian	275
Audit	1,851
Trustee	437
Pricing	67
Printing	533
Offering costs	2,758
Organizational costs	982
Chief Compliance Officer	196
Miscellaneous	1,295

Total expenses	17,380

Fees waived and reimbursed by Adviser	(14,791)

Net operating expenses	2,589

Net investment income	1,452

Net Realized and Unrealized Gains / (Losses) on Investments
Net realized losses on investment securities transactions	(1,297)
Net change in unrealized appreciation on investment securities	51,990

Net realized and unrealized gains on investments	50,693

Net increase in net assets resulting from operations	$52,145

(a)	For the period November 8, 2013 (commencement of operations) to November 30, 2013.

See accompanying notes which are an integral part of these financial statements.

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BFS Equity Fund

Statement of Changes in Net Assets

For the Period Ended November 30, 2013 (a) (Unaudited)
Increase in Net Assets due to:
Operations
Net investment income	$1,452
Net realized loss on investment transactions	(1,297)
Net change in unrealized appreciation on investment securities	51,990

Net increase in net assets resulting from operations	52,145

Capital Transactions
Proceeds from shares sold	6,065,086

Net increase in net assets resulting from capital transactions	6,065,086

Total Increase in Net Assets	6,117,231

Net Assets
Beginning of period	—

End of period	$6,117,231

Accumulated net investment income	$1,452

Share Transactions
Shares sold	598,641

Net increase from share transactions	598,641

(a)	For the period November 8, 2013 (commencement of operations) to November 30, 2013.

See accompanying notes which are an integral part of these financial statements.

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BFS Equity Fund

Financial Highlights

(For a share outstanding during the period)

	For the period ended November 30, 2013 (Unaudited) (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	—	(b)
Net realized and unrealized gain on investments	0.22

Total from investment operations	0.22

Net asset value, end of period	$10.22

Total Return (c)	2.20	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$6,117
Ratio of expenses to average net assets	1.25	% (e)
Ratio of expenses to average net assets before waiver	8.40	% (e)
Ratio of net investment income to average net assets	0.70	% (e)
Ratio of net investment loss to average net assets before waiver	(6.45	)% (e)
Portfolio turnover rate	7.05	% (d)

(a)	For the period November 8, 2013 (commencement of operations) to November 30, 2013.
(b)	Amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

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BFS Equity Fund

Notes to the Financial Statements

November 30, 2013

(Unaudited)

NOTE 1. ORGANIZATION

The BFS Equity Fund (the “Fund”) was organized as an open-end diversified series of the Valued Advisers Trust (the “Trust”) on July 23, 2013 and commenced operations on November 8, 2013. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment adviser is Bradley, Foster & Sargent, Inc. (the “Adviser”). The investment objective of the Fund is long-term appreciation through growth of principal and income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended November 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

15

BFS Equity Fund

Notes to the Financial Statements - continued

November 30, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) have established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund

16

BFS Equity Fund

Notes to the Financial Statements - continued

November 30, 2013

(Unaudited)

would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$6,042,077	$—	$—	$6,042,077
Money Market Securities	2,340,657	—	—	2,340,657
Total	$8,382,734	$—	$—	$8,382,734

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended November 30, 2013, the Fund had no transfers between any Levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the BFS Equity Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. For the period ended November 30, 2013, the Adviser earned a fee of $1,460 from the Fund before the reimbursement described below. At November 30, 2013, the Adviser owed the Fund $13,331.

The Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until September 30, 2014, so that the ratio of total annual operating expenses does not exceed 1.00%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. For the period November 8, 2013 (commencement of operations) through November 30, 2013, expenses totaling $14,791 were waived or reimbursed by the Adviser and may be subject to potential recoupment by the Adviser until May 31, 2017.

17

BFS Equity Fund

Notes to the Financial Statements - continued

November 30, 2013

(Unaudited)

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended November 30, 2013, HASI earned fees of $2,214 for administrative services provided to the Fund. At November 30, 2013, HASI was owed $2,214 from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the period ended November 30, 2013, the Custodian earned fees of $275 for custody services provided to the Fund. At November 30, 2013, the Custodian was owed $275 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended November 30, 2013, HASI earned fees of $2,294 for transfer agent services to the Fund. At November 30, 2013, the Fund owed HASI $2,294 for transfer agent services. For the period ended November 30, 2013, HASI earned fees of $1,582 from the Fund for fund accounting services. At November 30, 2013, HASI was owed $1,582 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the period ended November 30, 2013. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 5. INVESTMENTS

For the period ended November 30, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Sales
$ 6,417,452	$426,069

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

18

BFS Equity Fund

Notes to the Financial Statements - continued

November 30, 2013

(Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At November 30, 2013, Charles Schwab & Co (“Charles Schwab”) owned, as record shareholder, 49.02% of the outstanding shares of the Fund. The Trust does not know whether Charles Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

At November 30, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$73,596
Gross Unrealized (Depreciation)	(21,606)

Net Unrealized Appreciation on Investments	$51,990

At November 30, 2013, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $8,330,744 for the Fund.

NOTE 9. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, and at a Board meeting held December 9-11, 2013, Andrea N. Mullins was appointed to serve as Trustee to the Trust and Bryan W. Ashmus was appointed to serve as Principal Financial Officer and Treasurer. And effective January 15, 2014, Dr. Merwyn R. Vanderlind resigned as a Trustee of the Board.

19

Investment Advisory Agreement Approval (Unaudited)

At a meeting held on July 23, 2013, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and Bradley, Foster & Sargent, Inc. (the “Adviser”) with respect to the BFS Equity Fund (the “Fund”). Counsel noted that the 1940 Act requires the approval of the investment advisory agreement between the Trust and its investment adviser by the Board, including a majority of the Independent Trustees. The Board then specifically discussed the arrangements between the Adviser and the Trust with respect to the Fund. The Board reviewed a memorandum from Counsel, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration presented at the Meeting. The Board requested and was provided with information and reports relevant to the consideration of the Agreement, including: (i) reports regarding the services and support to be provided to the Fund and its shareholders by the Adviser; (ii) presentations by Fund management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations, as well as expectations for the Fund’s shareholders; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (iv) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

1.	The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered responsibilities that the Adviser would have under the Advisory Agreement. The Trustees considered the services proposed to be provided by the Adviser to the Fund, including without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the efforts of the Adviser during the Fund’s start-up phase, its anticipated coordination of services for the Fund among the Fund’s service providers, and its anticipated efforts to promote the Fund and grow its assets. The Trustees considered the Adviser’s continuity of, and commitment to retain, qualified personnel and the Adviser’s commitment to maintain and enhance its resources and systems, and the Adviser’s cooperation with the Board and Counsel for the Fund. The

20

Trustees considered the Adviser’s personnel, including the education and experience of the Adviser’s personnel and the Adviser’s compliance program, policies and procedures. After considering the foregoing information and further information in the Meeting materials provided by the Adviser (including the Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services proposed to be provided by the Adviser will be satisfactory and adequate for the Fund.

2.	Investment Performance of the Fund and the Adviser. The Board noted that while the Fund had not commenced operations and thus did not have investment performance information to review, the Board could consider the investment performance of the Adviser in managing accounts similar to the manner in which the Fund would be managed. The Board observed that while the separate accounts would not be subject to the same operations, expenses and restrictions as the Fund, the performance was very good. The Board concluded, in light of the foregoing factors, that the investment performance of the Adviser was satisfactory.

3.	The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; the Adviser’s payment of startup costs for the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Fund. The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the management fee is higher than the average and median of its anticipated peer group; however, in light of the contractual Expense Limitation Agreement the Fund’s anticipated expense ratio was lower than that of its peer group. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

4.	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the Fund would benefit from the Expense Limitation Agreement. The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

5.	Possible conflicts of interest and benefits to the Adviser. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser’s code of ethics and other relevant policies described in the Adviser’s Form ADV. The Board considered that with the growth of assets, the Adviser will benefit from soft dollars on trades generated for the Fund. With respect to benefits to the Adviser (in addition to the fees under the Advisory Agreement), the Board noted that the Adviser would benefit from its relationship with the Fund as the Fund would provide a

21

vehicle for the Adviser to market to smaller clients. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory and the anticipated benefits to be realized by the Adviser from managing the Fund were acceptable.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined to approve the Agreement between the Trust and the Adviser.

22

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•	Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•	Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

23

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (855) 575-2430 to request a copy of the SAI or to make shareholder inquiries.

24

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, will be available without charge upon request by (1) calling the Fund at (855) 575-2430 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

Heather A. Bonds, Secretary

INVESTMENT ADVISER

Bradley, Foster & Sargent

185 Asylum Street, City Place II

Hartford, Connecticut 06103

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

25

SEMI-ANNUAL REPORT

November 30, 2013

CLOUD CAPITAL FUNDS

Cloud Capital Strategic Large Cap Fund

Cloud Capital Strategic Mid Cap Fund

Fund Adviser:

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, OK 74135

Toll Free (877) 670-2227

Cloud Capital Strategic Large Cap Fund

Investment Results – (Unaudited)

Total Returns*

(For the periods ended November 30, 2013)

	Cumulative		Average Annual Returns
	Six Months	One Year	Since Inception (June 29, 2011)
Cloud Capital Strategic Large Cap Fund – Institutional Class	11.29%	29.43%	13.66%
S&P 500® Index**	11.91%	30.30%	17.20%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 30, 2013, were 1.41% of average daily net assets. Cloud Capital LLC (the “Adviser”) has contractually agreed to waive expenses of the Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commisions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser may be entitled to reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-670-2227.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-670-2227. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Cloud Capital Strategic Mid Cap Fund

Investment Results – (Unaudited)

Total Returns*

(For the periods ended November 30, 2013)

	Cumulative		Average Annual Returns
	Six Months	One Year	Since Inception (June 29, 2011)
Cloud Capital Strategic Mid Cap Fund – Institutional Class	10.10%	28.20%	11.67%
S&P MidCap 400® Index**	10.93%	32.33%	14.94%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 30, 2013, were 1.62% of average daily net assets. Cloud Capital LLC (the “Adviser”) has contractually agreed to waive expenses of the Fund until May 31, 2014, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser may be entitled to reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-670-2227.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P MidCap 400® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-670-2227. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

FUND HOLDINGS – (Unaudited)

1 As a percent of net assets.

The investment objective of the Cloud Capital Strategic Large Cap Fund is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.

1 As a percent of net assets.

The investment objective of the Cloud Capital Strategic Mid Cap Fund is to consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS’ EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from June 1, 2013 to November 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cloud Capital Strategic Large Cap Fund – Institutional Class	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period Ended November 30, 2013*
Actual	$1,000.00	$1,112.90	$7.42
Hypothetical ** (5% return before expenses)	$1,000.00	$1,018.05	$7.08

* Expenses are equal to the Cloud Capital Strategic Large Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/365.

** Assumes a 5% return before expenses.

Cloud Capital Strategic Mid Cap Fund – Institutional Class	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period Ended November 30, 2013*
Actual	$1,000.00	$1,101.00	$7.37
Hypothetical ** (5% return before expenses)	$1,000.00	$1,018.05	$7.08

* Expenses are equal to the Cloud Capital Strategic Mid Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/365.

** Assumes a 5% return before expenses.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments

November 30, 2013

(Unaudited)

Shares		Value
Common Stocks – 89.1%

Consumer Discretionary – 10.6%
1,425	Abercrombie & Fitch Co., Class A	$48,847
189	Amazon.com, Inc. *	74,502
1,181	AutoNation, Inc. *	57,920
129	AutoZone, Inc. *	59,322
733	Bed Bath & Beyond, Inc. *	57,214
1,515	Best Buy Co., Inc.	61,453
557	BorgWarner, Inc.	59,654
1,452	Carnival Corp.	52,423
1,027	CBS Corp., Class B	60,166
135	Chipotle Mexican Grill, Inc. *	70,848
1,032	Coach, Inc.	59,737
1,326	Comcast Corp., Class A	66,107
2,890	D.R. Horton, Inc.	57,455
1,173	Darden Restaurants, Inc.	62,562
979	Delphi Automotive PLC	57,347
939	DIRECTV *	62,075
681	Discovery Communications, Inc., Class A *	59,400
989	Dollar General Corp. *	56,317
1,007	Dollar Tree, Inc. *	56,012
1,133	Expedia, Inc.	72,148
755	Family Dollar Stores, Inc.	52,658
3,314	Ford Motor Co.	56,607
470	Fossil Group, Inc. *	59,867
1,035	GameStop Corp., Class A	49,956
2,171	Gannett Co., Inc.	58,747
1,322	Gap, Inc./The	54,143
1,360	Garmin Ltd.	66,061
1,561	General Motors Co. *	60,462
686	Genuine Parts Co.	56,845
2,871	Goodyear Tire & Rubber Co./The	63,913
95	Graham Holdings Co.	63,818
1,869	H & R Block, Inc.	52,136
911	Harley-Davidson, Inc.	61,084
804	Harman International Industries, Inc.	65,161

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Consumer Discretionary – (continued)
1,188	Hasbro, Inc.	$63,931
725	Home Depot, Inc./The	58,467
2,810	International Game Technology	49,139
3,398	Interpublic Group of Cos., Inc./The	59,122
1,314	Johnson Controls, Inc.	66,356
1,085	Kohl’s Corp.	59,987
931	L Brands, Inc. *	60,509
1,831	Leggett & Platt, Inc.	55,317
1,644	Lennar Corp., Class A	58,775
1,155	Lowe’s Companies, Inc.	54,855
1,232	Macy’s, Inc.	65,625
1,337	Marriott International, Inc., Class A	62,876
1,327	Mattel, Inc.	61,412
573	McDonalds Corp.	55,779
381	Murphy USA, Inc. *	17,261
194	Netflix, Inc. *	70,928
2,135	Newell Rubbermaid, Inc.	64,805
3,404	News Corp., Class A *	61,130
855	NIKE, Inc., Class B	67,652
958	Nordstrom, Inc.	59,615
891	Omnicom Group, Inc.	63,666
448	O’Reilly Automotive, Inc. *	55,942
783	PetSmart, Inc.	58,017
58	Priceline.com, Inc. *	69,018
3,374	Pulte Group, Inc.	63,305
432	PVH Corp.	57,810
319	Ralph Lauren Corp.	55,888
810	Ross Stores, Inc.	61,931
738	Scripps Networks Interactive, Inc., Class A	55,075
3,916	Staples, Inc.	60,812
761	Starbucks Corp.	61,958
828	Starwood Hotels & Resorts Worldwide, Inc.	61,675
860	Target Corp.	54,992
690	Tiffany & Co.	61,468
516	Time Warner Cable, Inc., Class A	71,299
879	Time Warner, Inc.	57,759

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Consumer Discretionary – (continued)
1,006	TJX Cos., Inc./The	$63,285
758	TripAdvisor, Inc. *	66,989
1,696	Twenty-First Century Fox, Inc. *	56,790
1,297	Urban Outfitters, Inc. *	50,595
290	VF Corp.	68,038
687	Viacom, Inc., Class B	55,055
879	Walt Disney Co./The	61,987
413	Whirlpool Corp.	63,071
909	Wyndham Worldwide Corp.	65,185
382	Wynn Resorts Ltd.	63,284
760	Yum! Brands, Inc.	59,063

		4,850,465

Consumer Staples – 10.0%
3,303	Altria Group, Inc.	122,134
3,188	Archer-Daniels-Midland Co.	128,334
1,796	Beam, Inc.	121,260
1,611	Brown-Forman Corp., Class B	120,839
2,445	Campbell Soup Co.	94,688
1,344	Clorox Co./The	125,246
2,923	Coca-Cola Co./The	117,465
2,986	Coca-Cola Enterprises, Inc.	125,217
1,912	Colgate-Palmolive Co.	125,833
3,219	ConAgra Foods, Inc.	106,195
1,997	Constellation Brands, Inc., Class A *	140,617
990	Costco Wholesale Corp.	124,137
1,905	CVS Caremark Corp.	127,582
2,462	Dr. Pepper Snapple Group, Inc.	118,797
1,644	Estee Lauder Cos., Inc./The, Class A	123,236
2,250	General Mills, Inc.	113,446
1,187	Hershey Co./The	115,011
2,636	Hormel Foods Corp.	118,656
1,041	JM Smucker Co./The	108,554
1,807	Kellogg Co.	109,557
1,178	Kimberly-Clark Corp.	128,546
2,160	Kraft Foods Group, Inc.	114,750

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Consumer Staples – (continued)
2,981	Kroger Co./The	$124,450
2,575	Lorillard, Inc.	132,152
1,612	McCormick & Co., Inc.	111,212
1,470	Mead Johnson Nutrition Co.	124,256
2,252	Molson Coors Brewing Co., Class B	118,619
3,620	Mondelez International, Inc., Class A	121,369
1,397	PepsiCo, Inc.	118,026
1,328	Philip Morris International, Inc.	113,620
1,412	Procter & Gamble Co.	118,928
2,326	Reynolds American, Inc.	117,368
4,226	Safeway, Inc.	147,773
3,496	Sysco Corp.	117,563
3,783	Tyson Foods, Inc., Class A	119,895
2,267	Walgreen Co.	134,187
1,514	Wal-Mart Stores, Inc.	122,652
2,262	Whole Foods Market, Inc.	128,047

		4,600,217

Energy – 9.3%
1,106	Anadarko Petroleum Corp.	98,218
1,260	Apache Corp.	115,285
2,146	Baker Hughes, Inc.	122,228
2,568	Cabot Oil & Gas Corp.	88,476
1,791	Cameron International Corp. *	99,184
3,821	Chesapeake Energy Corp.	102,664
845	Chevron Corp.	103,455
1,511	ConocoPhillips	109,997
3,038	Consol Energy, Inc.	108,086
5,815	Denbury Resources, Inc. *	96,993
1,768	Ensco PLC, Class A	104,475
641	EOG Resources, Inc.	105,748
1,183	EQT Corp.	100,674
1,155	Exxon Mobil Corp.	108,013
1,837	FMC Technologies, Inc. *	88,336
2,061	Halliburton Co.	108,563
1,570	Helmerich & Payne, Inc.	120,874

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Energy – (continued)
1,323	Hess Corp.	$107,326
2,742	Kinder Morgan, Inc.	97,452
3,020	Marathon Oil Corp.	108,824
1,340	Marathon Petroleum Corp.	110,856
1,519	Murphy Oil Corp.	98,627
6,339	Nabors Industries Ltd.	104,916
1,384	National Oilwell Varco, Inc.	112,795
4,209	Newfield Exploration Co. *	118,285
2,589	Noble Corp. PLC	98,704
1,594	Noble Energy, Inc.	111,949
1,146	Occidental Petroleum Corp.	108,871
1,713	Phillips 66	119,212
575	Pioneer Natural Resources Co.	102,268
3,578	QEP Resources, Inc.	114,578
1,301	Range Resources Corp.	101,007
2,776	Rowan Cos. PLC *	96,105
1,229	Schlumberger Ltd.	108,669
2,605	Southwestern Energy Co. *	100,708
2,982	Spectra Energy Corp.	100,043
2,083	Tesoro Corp.	122,105
2,921	Valero Energy Corp.	133,571
2,793	Williams Cos., Inc./The	98,359
5,127	WPX Energy, Inc. *	95,319

		4,251,818

Financials – 10.5%
690	ACE Ltd.	70,931
1,038	Aflac, Inc.	68,910
1,252	Allstate Corp./The	67,925
834	American Express Co.	71,533
1,286	American International Group, Inc.	63,995
686	Ameriprise Financial, Inc.	74,246
898	Aon PLC	73,310
1,104	Assurant, Inc.	71,715
7,807	Bank of America Corp.	123,506
1,996	Bank of New York Mellon Corp./The	67,259

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Financials – (continued)
3,050	BB&T Corp.	$105,953
532	Berkshire Hathaway, Inc., Class B *	62,007
226	BlackRock, Inc.	68,368
925	Capital One Financial Corp.	66,243
2,798	CBRE Group, Inc. *	67,829
2,801	Charles Schwab Corp./The	68,562
720	Chubb Corp./The	69,454
1,308	Cincinnati Financial Corp.	68,564
2,200	Citigroup, Inc.	116,398
860	CME Group, Inc.	70,477
2,656	Comerica, Inc.	120,455
1,231	Discover Financial Services	65,617
4,140	E*Trade Financial Corp. *	74,196
8,148	Fifth Third Bancorp	165,571
1,287	Franklin Resources, Inc.	71,285
4,940	Genworth Financial, Inc., Class A *	74,648
385	Goldman Sachs Group, Inc./The	65,104
1,986	Hartford Financial Services Group, Inc.	70,775
6,389	Hudson City Bancorp, Inc.	59,672
582	IntercontinentalExchange Group, Inc. *	124,166
1,957	Invesco Ltd.	68,215
2,959	JPMorgan Chase & Co.	169,299
5,028	KeyCorp	64,113
1,826	Legg Mason, Inc.	71,401
2,388	Leucadia National Corp.	68,432
1,390	Lincoln National Corp.	71,340
1,338	Loews Corp.	63,332
919	M&T Bank Corp.	106,044
1,454	Marsh & McLennan Cos., Inc.	68,976
1,020	McGraw Hill Financial, Inc. *	75,967
1,287	MetLife, Inc.	67,167
931	Moody’s Corp.	69,491
2,306	Morgan Stanley	72,189
1,995	NASDAQ OMX Group, Inc./The	78,369
1,087	Northern Trust Corp.	64,109
4,186	People’s United Financial, Inc.	63,372

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Financials – (continued)
826	PNC Financial Services Group, Inc.	$63,580
1,442	Principal Financial Group, Inc.	73,013
2,405	Progressive Corp./The	67,184
788	Prudential Financial, Inc.	69,983
6,264	Regions Financial Corp.	60,948
2,479	SLM Corp.	66,061
883	State Street Corp.	64,112
2,177	SunTrust Banks, Inc.	78,876
856	T. Rowe Price Group, Inc.	68,911
867	Torchmark Corp.	65,865
764	Travelers Cos., Inc./The	69,330
2,907	U.S. Bancorp	114,007
2,040	Unum Group	68,480
2,613	Wells Fargo & Co.	115,021
2,017	XL Group PLC	64,516
2,087	Zions Bancorp.	61,210

		4,821,587

Health Care – 12.7%
2,966	Abbott Laboratories	113,257
2,365	AbbVie, Inc.	114,586
1,590	Aetna, Inc.	109,605
2,127	Agilent Technologies, Inc.	113,917
941	Alexion Pharmaceuticals, Inc. *	117,135
1,142	Allergan, Inc.	110,852
1,793	AmerisourceBergen Corp.	126,471
907	Amgen, Inc.	103,494
1,437	Baxter International, Inc.	98,384
1,038	Becton, Dickinson and Co.	112,692
483	Biogen Idec, Inc. *	140,520
9,082	Boston Scientific Corp. *	105,168
2,421	Bristol-Myers Squibb Co.	124,409
886	C.R. Bard, Inc.	122,984
2,018	Cardinal Health, Inc.	130,394
2,867	CareFusion Corp. *	114,245
716	Celgene Corp. *	115,836

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Health Care – (continued)
2,142	Cerner Corp. *	$123,098
1,286	CIGNA Corp.	112,428
1,675	Covidien PLC	114,327
1,828	DaVita, Inc. *	108,885
2,420	DENTSPLY International, Inc.	115,100
1,982	Eli Lilly & Co.	99,513
1,560	Express Scripts Holding Co. *	105,082
2,370	Forest Laboratories, Inc. *	121,580
1,677	Gilead Sciences, Inc. *	125,429
2,536	Hospira, Inc. *	99,671
1,088	Humana, Inc.	113,095
1,178	Johnson & Johnson	111,486
1,054	Laboratory Corp. of America Holdings *	107,400
1,368	Life Technologies Corp. *	103,522
832	McKesson Corp.	138,064
1,948	Medtronic, Inc.	111,668
2,155	Merck & Co., Inc.	107,364
2,849	Mylan, Inc. *	125,731
2,516	Patterson Companies, Inc.	104,405
2,785	PerkinElmer, Inc.	105,929
858	Perrigo Co.	133,688
3,622	Pfizer, Inc.	114,912
1,729	Quest Diagnostics, Inc.	105,385
417	Regeneron Pharmaceuticals, Inc. *	122,676
1,950	St. Jude Medical, Inc.	113,919
1,490	Stryker Corp.	110,879
2,534	Tenet Healthcare Corp. *	109,331
1,118	Thermo Fisher Scientific, Inc.	112,798
1,413	UnitedHealth Group, Inc.	105,216
1,400	Varian Medical Systems, Inc. *	109,232
1,021	Waters Corp. *	101,626
1,183	WellPoint, Inc.	109,846
1,266	Zimmer Holdings, Inc.	115,724
3,427	Zoetis, Inc.	106,765

		5,799,723

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Industrials – 10.3%
626	3M Co.	$83,618
1,771	ADT Corp./The	71,820
1,609	Avery Dennison Corp.	78,669
677	Boeing Co./The	90,833
1,453	Cintas Corp.	80,635
2,827	CSX Corp.	77,095
571	Cummins, Inc.	75,545
1,063	Danaher Corp.	79,524
850	Deere & Co.	71,575
818	Dover Corp.	74,198
685	Dun & Bradstreet Corp.	80,032
1,076	Eaton Corp. PLC	78,147
1,154	Emerson Electric Co.	77,311
1,142	Equifax, Inc.	76,919
1,709	Expeditors International of Washington, Inc.	74,252
1,604	Fastenal Co.	74,618
635	FedEx Corp.	88,099
1,247	Flowserve Corp.	89,042
1,075	Fluor Corp.	83,678
843	General Dynamics Corp.	77,308
3,051	General Electric Co.	81,340
882	Honeywell International, Inc.	78,044
979	Illinois Tool Works, Inc.	77,936
1,170	Ingersoll-Rand PLC	83,572
2,680	Iron Mountain, Inc.	75,367
1,192	Jacobs Engineering Group, Inc. *	71,241
665	Kansas City Southern	80,441
771	L-3 Communications Holdings, Inc.	79,781
573	Lockheed Martin Corp.	81,218
3,705	Masco Corp.	83,060
2,067	Nielsen Holdings NV	89,223
967	Norfolk Southern Corp.	84,831
758	Northrop Grumman Corp.	85,420
1,304	PACCAR, Inc.	74,757
1,012	Pall Corp.	84,695
699	Parker Hannifin Corp.	82,320

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Industrials – (continued)
1,157	Pentair, Inc.	$81,838
4,263	Pitney Bowes, Inc.	98,771
329	Precision Castparts Corp.	84,974
2,649	Quanta Services, Inc. *	78,447
931	Raytheon Co.	82,578
2,135	Republic Services, Inc.	74,543
1,948	Robert Half International, Inc.	75,247
721	Rockwell Automation, Inc.	81,945
999	Rockwell Collins, Inc.	72,626
570	Roper Industries, Inc.	73,929
1,221	Ryder System, Inc.	85,248
751	Snap-on, Inc.	79,696
5,407	Southwest Airlines Co.	100,518
825	Stanley Black & Decker, Inc.	67,148
618	Stericycle, Inc. *	72,586
2,558	Textron, Inc.	85,001
2,116	Tyco International Ltd.	80,695
459	Union Pacific Corp.	74,305
674	United Parcel Service, Inc. (UPS), Class B	69,008
700	United Technologies Corp.	77,641
280	W.W. Grainger, Inc.	72,205
1,716	Waste Management, Inc.	78,375
2,923	Xylem, Inc.	101,031

		4,724,519

Information Technology – 10.4%
1,013	Accenture PLC, Class A	78,501
1,602	Adobe Systems, Inc. *	90,983
20,596	Advanced Micro Devices, Inc. *	74,969
1,595	Akamai Technologies, Inc. *	71,330
963	Amphenol Corp., Class A	81,848
1,578	Analog Devices, Inc.	76,084
147	Apple, Inc.	81,657
4,793	Applied Materials, Inc.	82,917
1,930	Autodesk, Inc. *	87,351
1,036	Automatic Data Processing, Inc.	82,904

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Information Technology – (continued)
2,529	CA, Inc.	$83,443
3,151	Cisco Systems, Inc.	66,954
1,015	Cognizant Technology Solutions Corp., Class A *	95,263
1,452	Computer Sciences Corp.	76,406
5,064	Corning, Inc.	86,490
1,435	eBay, Inc. *	72,503
2,677	Electronic Arts, Inc. *	59,366
1,634	Fidelity National Information Services, Inc.	82,826
1,929	First Solar, Inc. *	115,418
749	Fiserv, Inc. *	82,344
2,310	FLIR Systems, Inc.	68,531
85	Google, Inc., Class A *	90,464
1,308	Harris Corp.	84,382
3,324	Hewlett-Packard Co.	90,911
3,352	Intel Corp.	79,910
1,162	Intuit, Inc.	86,247
3,172	Jabil Circuit, Inc.	64,301
3,807	Juniper Networks, Inc. *	77,164
1,335	KLA-Tencor Corp.	85,249
1,544	Lam Research Corp. *	80,468
1,923	Linear Technology Corp.	81,811
9,919	LSI Corp.	80,045
120	MasterCard, Inc., Class A	91,443
1,922	Microchip Technology, Inc.	83,198
5,386	Micron Technology, Inc. *	113,643
2,197	Microsoft Corp.	83,755
2,490	Molex, Inc.	96,222
1,319	Motorola Solutions, Inc.	86,907
1,777	NetApp, Inc.	73,295
4,973	NVIDIA Corp.	77,578
2,302	Oracle Corp.	81,247
1,909	Paychex, Inc.	83,489
1,113	QUALCOMM, Inc.	81,885
1,705	Salesforce.com, Inc. *	88,806
1,323	SanDisk Corp.	90,167
714	Science Applications International Corp.	26,320

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Information Technology – (continued)
1,859	Seagate Technology PLC	$91,163
2,844	Symantec Corp.	63,961
1,495	TE Connectivity Ltd.	78,798
4,731	Teradyne, Inc. *	80,571
1,909	Texas Instruments, Inc.	82,084
2,654	Total System Services, Inc.	82,422
1,495	VeriSign, Inc. *	84,994
421	Visa, Inc., Class A	85,589
1,148	Western Digital Corp.	86,138
7,464	Xerox Corp.	84,942
1,699	Xilinx, Inc.	75,488
2,660	Yahoo!, Inc. *	98,349

		4,751,494

Materials – 9.9%
1,431	Air Products & Chemicals, Inc.	155,737
1,438	Airgas, Inc.	156,175
18,457	Alcoa, Inc.	177,371
5,408	Allegheny Technologies, Inc.	179,663
3,242	Ball Corp.	162,054
3,574	Bemis Co., Inc.	139,478
749	CF Industries Holdings, Inc.	162,766
3,824	Dow Chemical Co./The	149,350
1,856	Eastman Chemical Co.	142,951
1,592	Ecolab, Inc.	170,664
2,543	EI du Pont de Nemours & Co.	156,111
2,205	FMC Corp.	160,681
4,711	Freeport-McMoRan Copper & Gold, Inc., Class B	163,408
1,813	International Flavors & Fragrances, Inc.	160,144
3,158	International Paper Co.	147,318
2,091	Lyondellbasell Industries NV, Class A	161,361
4,065	MeadWestvaco Corp.	142,736
1,500	Monsanto Co.	169,952
3,461	Mosaic Co./The	165,786
3,191	Nucor Corp.	162,909
4,826	Owens-Illinois, Inc. *	159,262

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Materials – (continued)
921	PPG Industries, Inc.	$169,526
1,250	Praxair, Inc.	157,781
4,996	Sealed Air Corp.	160,409
859	Sherwin-Williams Co./The	157,233
1,763	Sigma-Aldrich Corp.	152,082
7,850	United States Steel Corp.	210,459
3,046	Vulcan Materials Co.	171,708

		4,525,075

Real Estate Investment Trusts – 1.0%
435	American Tower Corp., Class A	33,867
1,087	Apartment Investment & Management Co., Class A	27,297
290	Boston Properties, Inc.	28,822
744	HCP, Inc.	27,349
492	Health Care REIT, Inc.	27,553
1,735	Host Hotels & Resorts, Inc.	31,945
1,486	Kimco Realty Corp.	30,641
1,089	Macerich Co./The	62,013
679	Plum Creek Timber Co., Inc.	29,717
832	ProLogis, Inc.	31,574
195	Public Storage, Inc.	29,751
203	Simon Property Group, Inc.	30,367
484	Ventas, Inc.	27,504
363	Vornado Realty Trust	31,895
1,065	Weyerhaeuser Co.	32,075

		482,370

Telecommunication Services – 0.4%
1,112	AT&T, Inc.	39,145
542	Crown Castle International Corp.*	40,260
5,382	Sprint Corp. *	45,155
1,569	T-Mobile US, Inc. *	40,821
807	Verizon Communications, Inc.	40,061

		205,442

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Utilities – 4.0%
5,609	AES Corp./The	$81,724
1,600	AGL Resources, Inc.	74,469
2,171	Ameren Corp.	77,846
1,713	American Electric Power Co., Inc.	80,613
3,177	CenterPoint Energy, Inc.	74,427
2,735	CMS Energy Corp.	72,599
1,251	Dominion Resources, Inc., Class A	81,190
1,093	DTE Energy Co.	72,949
1,125	Duke Energy Corp.	78,696
1,576	Edison International	72,829
1,286	Integrys Energy Group, Inc.	69,097
907	NextEra Energy, Inc.	76,738
2,483	NiSource, Inc.	78,506
1,780	Northeast Utilities	73,113
2,799	NRG Energy, Inc.	74,058
1,407	Oneok, Inc.	81,730
3,876	Pepco Holdings, Inc.	73,951
1,352	Pinnacle West Capital Corp.	72,158
2,400	PPL Corp.	73,709
2,261	Public Service Enterprise Group, Inc.	73,910
1,511	SCANA Corp.	71,279
876	Sempra Energy	77,503
1,782	Wisconsin Energy Corp.	74,429
2,649	Xcel Energy, Inc.	74,212

		1,811,735

TOTAL COMMON STOCKS (Cost $32,181,275)		40,824,445

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Cash Equivalents – 4.7%
1,400	FOLIOfn Investment Cash Account, 0.010% (a)	$1,400
2,134,544	FOLIOfn Investment Sweep Account, 0.010% (a)	2,134,544

TOTAL CASH EQUIVALENTS (Cost $2,135,944)		2,135,944

TOTAL INVESTMENTS (Cost $34,317,219) – 93.8%		42,960,389

Other Assets in Excess of Liabilities – 6.2%		2,840,227

NET ASSETS – 100.0%		$45,800,616

(a)	Rate disclosed is the seven day yield as of November 30, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments

November 30, 2013

(Unaudited)

Shares		Value
Common Stocks – 91.4%

Consumer Discretionary – 10.3%
1,369	Aaron’s, Inc.	$39,212
459	Advance Auto Parts, Inc.	46,360
4,298	Aeropostale, Inc. *	44,355
595	AMC Networks, Inc., Class A *	38,198
2,613	American Eagle Outfitters, Inc.	42,519
1,107	ANN, Inc. *	39,499
2,036	Apollo Group, Inc., Class A *	53,537
2,309	Ascena Retail Group, Inc. *	49,189
521	Bally Technologies, Inc. *	38,871
2,641	Barnes & Noble, Inc. *	44,324
1,126	Big Lots, Inc. *	43,149
745	Bob Evans Farms, Inc.	41,421
924	Brinker International, Inc.	43,440
572	Cabela’s, Inc., Class A *	35,034
533	Carter’s, Inc.	37,650
893	Cheesecake Factory, Inc./The	43,556
2,451	Chico’s FAS, Inc.	45,816
1,253	Cinemark Holdings, Inc.	41,332
1,265	CST Brands, Inc.	41,596
642	Deckers Outdoor Corp. *	53,065
1,292	DeVry, Inc.	45,928
823	Dick’s Sporting Goods, Inc.	46,530
3	Dillard’s, Inc., Class A	275
622	Domino’s Pizza, Inc.	42,998
1,266	DreamWorks Animation SKG, Inc., Class A *	40,333
1,164	Foot Locker, Inc.	45,280
1,639	Gentex Corp.	48,872
1,361	Guess?, Inc.	46,631
621	Hanesbrands, Inc.	43,506
666	HSN, Inc.	38,211
1,178	International Speedway Corp., Class A	40,426
843	Jarden Corp. *	47,428
757	John Wiley & Sons, Inc., Class A	38,554
2,305	KB Home	40,399

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Consumer Discretionary – (continued)
873	Lamar Advertising Co. *	$43,555
734	Life Time Fitness, Inc. *	35,601
1,276	LKQ Corp. *	42,300
976	Matthews International Corp., Class A	41,154
1,290	MDC Holdings, Inc.	38,987
849	Meredith Corp.	45,289
306	Mohawk Industries, Inc. *	42,894
3,228	New York Times Co./The, Class A	45,069
43	NVR, Inc. *	42,067
9,111	Office Depot, Inc. *	49,566
225	Panera Bread Co., Class A *	39,827
337	Polaris Industries, Inc.	44,935
2,234	Regis Corp.	35,729
1,002	Rent-A-Center, Inc.	34,142
1,250	Scholastic Corp.	38,184
2,540	Scientific Games Corp., Class A *	45,594
2,036	Service Corporation International	36,788
539	Signet Jewelers Ltd.	41,434
831	Sotheby’s	42,595
924	Strayer Education, Inc.	34,309
994	Tempur Sealy International, Inc. *	50,720
751	Thor Industries, Inc.	40,585
1,211	Toll Brothers, Inc. *	41,281
635	Tractor Supply Co.	46,459
457	Tupperware Brands Corp.	41,721
516	Under Armour, Inc., Class A *	41,655
1,345	Valassis Communications, Inc.	39,499
4,818	Wendy’s Co./The	41,481
643	Williams-Sonoma, Inc.	38,040

		2,628,954

Consumer Staples – 10.4%
2,743	Church & Dwight Co., Inc.	178,980
9,254	Dean Foods Co.*	166,391
1,850	Energizer Holdings, Inc.	204,148
7,216	Flowers Foods, Inc.	156,808

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Consumer Staples – (continued)
2,720	Green Mountain Coffee Roasters, Inc.*	$183,283
3,471	Harris Teeter Supermarkets, Inc.	171,415
5,437	Hillshire Brands Co.	181,702
2,529	Ingredion, Inc.	174,898
2,020	Lancaster Colony Corp.	175,094
4,250	Post Holdings, Inc. *	215,252
23,767	SUPERVALU, Inc. *	153,295
5,436	Tootsie Roll Industries, Inc.	174,218
2,385	United Natural Foods, Inc. *	164,241
3,293	Universal Corp.	171,757
8,871	WhiteWave Food Co., Class A *	188,686

		2,660,168

Energy – 9.6%
17,951	Alpha Natural Resources, Inc. *	119,911
24,141	Arch Coal, Inc.	98,494
2,027	Atwood Oceanics, Inc. *	106,524
5,364	Bill Barrett Corp. *	144,229
1,357	CARBO Ceramics, Inc.	166,992
1,401	Cimarex Energy Co.	132,494
1,859	Dresser-Rand Group, Inc. *	104,950
1,107	Dril-Quip, Inc. *	120,146
1,696	Energen Corp.	122,394
4,435	Helix Energy Solutions Group, Inc. *	98,499
2,557	HollyFrontier Corp.	122,665
1,436	Oceaneering International, Inc.	110,845
1,269	Oil States International, Inc. *	129,905
5,771	Patterson-UTI Energy, Inc.	134,516
2,522	Rosetta Resources, Inc. *	127,558
1,680	SM Energy Co.	148,080
4,492	Superior Energy Services, Inc. *	114,451
2,087	Tidewater, Inc.	119,016
2,473	Unit Corp. *	119,110
2,998	World Fuel Services Corp.	115,131

		2,455,910

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Financials – 8.1%
190	Affiliated Managers Group, Inc. *	$38,127
446	Alexander & Baldwin, Inc.	16,866
86	Alleghany Corp. *	33,912
654	American Financial Group, Inc.	37,719
4,375	Apollo Investment Corp.	39,462
805	Arthur J Gallagher & Co.	37,481
948	Aspen Insurance Holdings Ltd.	38,324
2,025	Associated Banc-Corp.	34,903
2,664	Astoria Financial Corp.	37,244
1,669	BancorpSouth, Inc.	39,907
628	Bank of Hawaii Corp.	37,127
1,055	Brown & Brown, Inc.	33,370
1,436	Cathay General Bancorp	39,677
700	CBOE Holdings, Inc.	36,586
493	City National Corp.	37,636
795	Commerce Bancshares, Inc.	35,851
457	Cullen/Frost Bankers, Inc.	32,804
1,106	East West Bancorp, Inc.	37,897
855	Eaton Vance Corp.	35,753
124	Everest Re Group Ltd.	19,453
1,213	Federated Investors, Inc., Class B	33,109
1,398	Fidelity National Financial, Inc., Class A	40,628
1,590	First American Financial Corp.	42,074
2,947	First Horizon National Corp.	33,035
3,244	First Niagara Financial Group, Inc.	36,140
1,527	FirstMerit Corp.	35,071
2,745	Fulton Financial Corp.	35,884
680	Greenhill & Co., Inc.	37,196
1,039	Hancock Holding Co.	36,559
616	Hanover Insurance Group, Inc.	37,139
786	HCC Insurance Holdings, Inc.	36,132
1,445	International Bancshares Corp.	37,709
3,901	Janus Capital Group, Inc.	42,439
405	Jones Lang LaSalle, Inc.	39,529
990	Kemper Corp.	37,138
792	Mercury General Corp.	38,075

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Financials – (continued)
881	MSCI, Inc., Class A *	$39,127
2,262	New York Community Bancorp, Inc. *	37,372
2,338	Old Republic International Corp.	40,207
879	Primerica, Inc.	37,811
556	Prosperity Bancshares, Inc.	35,666
789	Protective Life Corp.	37,848
813	Raymond James Financial, Inc.	39,169
521	Reinsurance Group of America, Inc.	39,085
1,085	SEI Investments Co.	36,428
374	Signature Bank *	39,703
621	StanCorp Financial Group, Inc.	39,827
387	SVB Financial Group *	39,215
10,005	Synovus Financial Corp.	34,916
2,322	TCF Financial Corp.	36,391
1,291	Trustmark Corp.	36,201
3,328	Valley National Bancorp	33,780
685	Waddell & Reed Financial, Inc., Class A	43,674
1,510	Washington Federal, Inc.	35,319
1,258	Webster Financial Corp.	37,099
636	Westamerica Bancorp	35,228
816	WR Berkley Corp.	35,724

		2,087,746

Health Care – 10.5%
5,353	Allscripts Healthcare Solutions, Inc. *	79,979
654	Bio-Rad Laboratories, Inc., Class A *	80,181
1,690	Charles River Laboratories International, Inc. *	88,193
1,881	Community Health Systems, Inc.	77,579
629	Cooper Cos., Inc./The	82,904
900	Covance, Inc. *	75,945
1,802	Endo Health Solutions, Inc. *	121,099
6,227	Health Management Associates, Inc. *	81,508
2,603	Health Net, Inc. *	79,536
717	Henry Schein, Inc. *	81,750
2,058	Hill-Rom Holdings, Inc.	85,207
3,753	HMS Holdings Corp. *	85,973

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Health Care – (continued)
3,584	Hologic, Inc. *	$80,255
753	IDEXX Laboratories, Inc. *	78,463
1,637	LifePoint Hospitals, Inc. *	83,853
1,895	Mallinckrodt PLC *	98,464
2,822	Masimo Corp. *	80,786
744	Mednax, Inc. *	82,483
322	Mettler-Toledo International, Inc. *	79,437
1,403	Omnicare, Inc.	80,378
10	Orthofix International NV *	216
2,140	Owens & Minor, Inc.	81,686
1,416	ResMed, Inc.	69,102
1,109	Salix Pharmaceuticals Ltd. *	94,025
1,740	STERIS Corp.	80,283
923	Techne Corp.	78,995
928	Teleflex, Inc.	91,188
2,038	Thoratec Corp. *	80,237
977	United Therapeutics Corp. *	90,151
1,037	Universal Health Services, Inc., Class B	85,510
2,910	VCA Antech, Inc. *	87,153
1,077	Vertex Pharmaceuticals, Inc. *	74,772
1,138	WellCare Health Plans, Inc. *	84,531

		2,681,822

Industrials – 10.4%
430	Acuity Brands, Inc.	44,063
1,234	AECOM Technology Corp. *	35,848
644	AGCO Corp.	37,555
624	Alaska Air Group, Inc.	48,530
372	Alliant Techsystems, Inc.	45,124
850	AMETEK, Inc.	41,858
538	BE Aerospace, Inc. *	46,808
1,369	Brink’s Co./The	45,904
547	Carlisle Cos., Inc.	40,236
674	CLARCOR, Inc.	40,774
657	Clean Harbors, Inc. *	34,665
847	Con-way, Inc.	35,059

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Industrials – (continued)
1,138	Copart, Inc. *	$39,189
553	Corporate Executive Board Co./The *	40,692
1,018	Corrections Corp. of America	33,942
626	Crane Co.	38,999
882	Deluxe Corp.	43,828
1,022	Donaldson Co., Inc.	42,640
462	Esterline Technologies Corp. *	40,706
2,405	Exelis, Inc.	42,490
980	Fortune Brands Home & Security, Inc.	42,743
1,073	FTI Consulting, Inc. *	48,203
826	GATX Corp.	41,421
1,206	General Cable Corp.	35,141
420	Genesee & Wyoming, Inc., Class A *	40,367
521	Graco, Inc.	40,232
1,270	Granite Construction, Inc.	39,683
1,571	Harsco Corp.	41,090
1,366	Herman Miller, Inc.	43,575
1,026	HNI Corp.	40,652
359	Hubbell, Inc., Class B	38,785
569	Huntington Ingalls Industries, Inc.	46,822
613	IDEX Corp.	43,750
1,098	ITT Corp.	44,803
502	JB Hunt Transport Services, Inc.	37,770
1,220	KBR, Inc.	41,283
854	Kennametal, Inc.	40,559
442	Kirby Corp. *	41,760
660	Landstar System, Inc.	37,044
540	Lennox International, Inc.	44,487
600	Lincoln Electric Holdings, Inc.	42,872
561	Manpower, Inc.	44,838
1,297	Matson, Inc.	32,452
732	Mine Safety Appliances Co.	36,451
480	MSC Industrial Direct Co., Inc., Class A	36,902
541	Nordson Corp.	38,981
802	Oshkosh Corp.	39,082
2,182	R.R. Donnelley & Sons Co.	40,359

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Industrials – (continued)
569	Regal-Beloit Corp.	$41,871
1,487	Rollins, Inc.	41,824
498	SPX Corp.	47,098
1,216	Terex Corp. *	44,147
642	Timken Co.	33,247
447	Towers Watson & Co., Class A	50,330
865	Trinity Industries, Inc.	44,902
492	Triumph Group, Inc.	36,378
659	United Rentals, Inc. *	45,306
746	URS Corp.	38,771
2,171	UTi Worldwide, Inc.	34,325
267	Valmont Industries, Inc.	38,613
634	Wabtec Corp.	43,740
934	Waste Connections, Inc.	41,044
415	Watsco, Inc.	39,788
1,583	Werner Enterprises, Inc.	38,091
928	Woodward, Inc.	39,832

		2,660,324

Information Technology – 10.1%
670	3D Systems Corp. *	50,369
709	ACI Worldwide, Inc. *	45,722
1,380	Acxiom Corp. *	45,911
1,415	ADTRAN, Inc.	36,338
1,215	Advent Software, Inc.	42,721
174	Alliance Data Systems Corp. *	42,232
407	ANSYS, Inc. *	34,900
1,016	AOL, Inc. *	45,294
748	Arrow Electronics, Inc. *	38,384
4,699	Atmel Corp. *	35,947
894	Avnet, Inc.	35,673
1,137	Broadridge Financial Solutions, Inc.	43,366
2,506	Cadence Design Systems, Inc. *	33,208
1,641	Ciena Corp. *	36,452
407	CommVault Systems, Inc. *	30,495
3,225	Compuware Corp.	35,440

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Information Technology – (continued)
352	Concur Technologies, Inc. *	$34,137
1,893	Convergys Corp.	38,846
1,302	CoreLogic, Inc. *	45,870
616	Cree, Inc. *	34,356
3,012	Cypress Semiconductor Corp.	29,189
1,191	Diebold, Inc.	40,635
480	DST Systems, Inc.	42,355
208	Equinix, Inc. *	33,347
331	Factset Research Systems, Inc.	37,382
666	Fair Isaac Corp.	39,318
2,853	Fairchild Semiconductor International, Inc. *	36,313
600	Gartner, Inc. *	38,764
718	Global Payments, Inc.	45,245
927	Informatica Corp. *	35,994
1,531	Ingram Micro, Inc., Class A *	35,888
4,043	Integrated Device Technology, Inc. *	40,109
951	InterDigital, Inc.	32,234
1,407	International Rectifier Corp. *	33,691
3,290	Intersil Corp., Class A	34,614
930	Itron, Inc. *	39,379
697	Jack Henry & Associates, Inc.	39,569
1,093	Lender Processing Services, Inc.	38,393
942	Lexmark International, Inc., Class A	33,335
1,230	ManTech International Corp., Class A	35,383
1,560	Mentor Graphics Corp.	35,137
691	MICROS Systems, Inc. *	37,122
8,107	Monster Worldwide, Inc. *	45,641
1,237	National Instruments Corp.	38,665
954	NCR Corp. *	33,332
685	NeuStar, Inc., Class A *	33,397
789	Plantronics, Inc.	35,310
3,418	Polycom, Inc. *	36,739
1,289	PTC, Inc. *	41,960
783	Rackspace Hosting, Inc. *	29,915
6,944	RF Micro Devices, Inc. *	36,667
2,210	Riverbed Technology, Inc. *	38,226

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Information Technology – (continued)
1,844	Rovi Corp. *	$33,927
1,168	Semtech Corp. *	34,716
881	Silicon Laboratories, Inc. *	34,386
1,394	Skyworks Solutions, Inc. *	37,066
936	SolarWinds, Inc. *	31,298
653	Solera Holdings, Inc.	43,597
4,427	SunEdison, Inc. *	56,262
942	Synopsys, Inc. *	34,521
708	Tech Data Corp. *	36,690
1,523	TIBCO Software, Inc. *	36,821
1,361	Trimble Navigation Ltd. *	43,411
1,573	ValueClick, Inc. *	33,656
1,738	VeriFone Systems, Inc. *	44,518
2,726	Vishay Intertechnology, Inc. *	35,242
413	WEX, Inc. *	40,980
745	Zebra Technologies Corp., Class A *	38,611

		2,584,611

Materials – 10.1%
1,306	Albemarle Corp.	89,757
1,364	AptarGroup, Inc.	88,538
938	Ashland, Inc.	85,464
2,002	Cabot Corp.	97,706
1,474	Carpenter Technology Corp.	88,852
5,190	Commercial Metals Co.	100,785
1,121	Compass Minerals International, Inc.	80,222
1,051	Cytec Industries, Inc.	94,047
1,189	Domtar Corp.	101,672
1,245	Eagle Materials, Inc.	97,084
1,462	Greif, Inc., Class A	80,323
6,452	Intrepid Potash, Inc.	99,683
5,401	Louisiana-Pacific Corp. *	88,569
856	Martin Marietta Materials, Inc.	82,666
1,761	Minerals Technologies, Inc.	104,609
295	NewMarket Corp.	95,542
3,663	Olin Corp.	90,959

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Materials – (continued)
1,517	Packaging Corp. of America	$92,904
1,188	Reliance Steel & Aluminum Co.	87,331
721	Rock-Tenn Co., Class A	68,035
1,283	Royal Gold, Inc.	57,872
2,345	RPM International, Inc.	92,862
1,534	Scotts Miracle-Gro Co./The, Class A	89,860
1,963	Sensient Technologies Corp.	96,438
1,692	Silgan Holdings, Inc.	79,113
2,164	Sonoco Products Co.	86,706
5,217	Steel Dynamics, Inc.	95,052
1,279	Valspar Corp.	90,319
2,382	Worthington Industries, Inc.	99,890

		2,602,860

Real Estate Investment Trusts – 1.9%
274	Alexandria Real Estate Equities, Inc.	17,306
501	American Campus Communities, Inc.	16,249
942	BioMed Realty Trust, Inc.	17,511
349	BRE Properties, Inc.	17,872
270	Camden Property Trust	15,666
730	Corporate Office Properties Trust	16,222
1,173	Duke Realty Corp.	17,810
787	Equity One, Inc.	17,623
116	Essex Property Trust, Inc.	17,644
409	Extra Space Storage, Inc.	17,139
173	Federal Realty Investment Trust	17,911
514	Highwoods Properties, Inc.	18,448
293	Home Properties, Inc.	15,394
626	Hospitality Properties Trust	17,019
346	Kilroy Realty Corp.	17,442
489	Liberty Property Trust	15,845
811	Mack-Cali Realty Corp.	16,511
539	National Retail Properties, Inc.	17,114
597	Omega Healthcare Investors, Inc.	19,527
429	Potlatch Corp.	17,109
307	Rayonier, Inc.	13,533

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Real Estate Investment Trusts — (continued)
430	Realty Income Corp.	$16,394
346	Regency Centers Corp.	16,202
763	Senior Housing Properties Trust	17,274
194	SL Green Realty Corp.	17,554
506	Taubman Centers, Inc.	33,055
748	UDR, Inc.	17,410
591	Weingarten Realty Investors	16,861

		491,645

Telecommunication Services – 0.1%
592	Telephone & Data Systems, Inc.	16,461
590	TW Telecom, Inc. *	16,714

		33,175

Utilities – 9.9%
2,783	Alliant Energy Corp.	143,306
5,491	Aqua America, Inc.	132,172
3,327	Atmos Energy Corp.	147,893
2,812	Black Hills Corp.	141,347
3,048	Cleco Corp.	139,302
6,254	Great Plains Energy, Inc.	148,467
5,581	Hawaiian Electric Industries, Inc.	141,256
2,874	IDACORP, Inc.	148,525
5,074	MDU Resources Group, Inc.	150,558
2,078	National Fuel Gas Co.	140,240
5,889	NV Energy, Inc.	139,264
3,853	OGE Energy Corp.	132,605
10	Oneok, Inc.	581
6,162	PNM Resources, Inc.	143,379
6,154	Questar Corp.	138,594
3,467	UGI Corp.	139,597
4,157	Vectren Corp.	144,179
4,471	Westar Energy, Inc.	140,220
3,244	WGL Holdings, Inc.	129,270

		2,540,755

TOTAL COMMON STOCKS (Cost $19,378,241)		23,427,970

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments – (continued)

November 30, 2013

(Unaudited)

Shares		Value
Exchange-Traded Funds – 2.3%
1,000	Guggenheim Russell MidCap Equal Weight ETF	$45,790
2,300	SPDR S&P MidCap 400 ETF Trust	546,089

TOTAL EXCHANGE-TRADED FUNDS (Cost $558,817)		591,879

Cash Equivalents – 6.4%
38,784	FOLIOfn Investment Cash Account, 0.010% (a)	38,784
1,610,675	FOLIOfn Investment Sweep Account, 0.010% (a)	1,610,675

TOTAL CASH EQUIVALENTS (Cost $1,649,459)		1,649,459

TOTAL INVESTMENTS (Cost $21,586,517) – 100.1%		25,669,308

Liabilities in Excess of Other Assets – (0.1)%		(28,423)

NET ASSETS – 100.0%		$25,640,885

(a)	Rate disclosed is the seven day yield as of November 30, 2013.
*	Non-income producing security.

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Assets and Liabilities

November 30, 2013

(Unaudited)

	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Mid Cap Fund
Assets:
Investments in securities
At cost	$34,317,219	$21,586,517

At fair value	$42,960,389	$25,669,308
Receivable for investments sold	2,864,667	—
Receivable for fund shares sold	1,801	—
Dividends receivable	83,773	36,128
Prepaid expenses	7,722	6,464

Total assets	45,918,352	25,711,900

Liabilities:
Payable to Adviser	61,746	24,636
Payable for investments purchased	1,881	1,273
Payable for fund shares redeemed	6,294	3,694
Payable to administrator, fund accountant and transfer agent	17,685	17,068
Payable to custodian	480	582
Administrative servicing fees – Institutional Class	8,026	3,676
Other accrued expenses	21,624	20,086

Total Liabilities	117,736	71,015

Net Assets	$45,800,616	$25,640,885

Net Assets consist of:
Paid in capital	$33,901,086	$19,498,592
Accumulated net investment income	183,379	25,092
Accumulated net realized gain from investment transactions	3,072,981	2,034,410
Net unrealized appreciation on investments	8,643,170	4,082,791

Net Assets	$45,800,616	$25,640,885

Institutional Class:
Shares Outstanding (unlimited number of shares authorized, no par value)	2,421,121	1,400,740

Net Asset Value, Offering and Redemption Per Share:	$18.92	$18.31

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Operations

For the six months ended November 30, 2013 (Unaudited)

	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Mid Cap Fund
Investment Income
Dividend income	$431,640	$205,759
Interest income	129	84
Foreign dividend taxes withheld	(262)	(45)

Total Investment Income	431,507	205,798

Expenses:
Investment Adviser	115,192	64,940
Administrative servicing – Institutional Class	25,918	6,977
Administration	18,801	18,802
Transfer agent	16,970	15,926
Fund accounting	12,534	12,534
Audit	13,679	13,679
Legal	6,766	7,419
Registration	8,020	6,685
Pricing	6,426	4,994
Custodian	7,784	5,908
Printing	7,503	7,254
Trustee	1,561	1,561
Insurance	2,546	2,547
CCO	748	748
Miscellaneous	1,429	1,401

Total Expenses	245,877	171,375

Recoupment of prior expenses waived/reimbursed by Adviser	76,621	10,423

Net operating expenses	322,498	181,798

Net investment income	109,009	24,000

Realized & Unrealized Gain (Loss) on Investments
Net realized gain on investment transactions	2,941,793	2,555,846
Change in unrealized appreciation (depreciation) of investments	1,754,849	(150,101)

Net realized and unrealized gain on investments	4,696,642	2,405,745

Net increase in net assets resulting from operations	$4,805,651	$2,429,745

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Statements of Changes in Net Assets

	Cloud Capital Strategic Large Cap Fund		Cloud Capital Strategic Mid Cap Fund
	Six Months Ended November 30, 2013	Year Ended May 31, 2013	Six Months Ended November 30, 2013	Year Ended May 31, 2013
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$109,009	$328,546	$24,000	$86,569
Net realized gain on investment transactions	2,941,793	2,678,233	2,555,846	1,538,431
Net change in unrealized appreciation (depreciation) of investments	1,754,849	6,924,578	(150,101)	3,856,153

Net increase in net assets resulting from operations	4,805,651	9,931,357	2,429,745	5,481,153

Distributions:
From net investment income:
Institutional Class	–	(353,411)	–	(115,431)
From net realized gain:
Institutional Class	–	(2,534,055)	–	(1,143,207)

Total distributions	–	(2,887,466)	–	(1,258,638)

Capital Transactions – Institutional Class:
Proceeds from shares sold	1,685,138	8,582,938	880,273	6,740,470
Reinvestment of distributions	–	1,499,196	–	491,612
Amount paid for shares redeemed	(7,436,444)	(8,930,053)	(4,213,735)	(5,428,385)

Net change resulting from capital transactions	(5,751,306)	1,152,081	(3,333,462)	1,803,697

Total Increase (Decrease) in Net Assets	(945,655)	8,195,972	(903,717)	6,026,212

Net Assets:
Beginning of period	46,746,271	38,550,299	26,544,602	20,518,390

End of period	$45,800,616	$46,746,271	$25,640,885	$26,544,602

Accumulated net investment income included in net assets at end of period	$183,379	$74,370	$25,092	$1,092

Share Transactions – Institutional Class:
Shares sold	95,725	550,718	50,900	445,826
Shares issued in reinvestment of distributions	–	100,685	–	33,788
Shares redeemed	(424,804)	(567,724)	(245,932)	(354,925)

Total Institutional Class	(329,079)	83,679	(195,032)	124,689

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Large Cap Fund

Financial Highlights

(For a share outstanding during each period)

	For the six months ended November 30, 2013 (Unaudited)		For the year ended May 31, 2013	For the period ended May 31, 2012(a)
Institutional Class:
Selected Per Share Data:
Net asset value, beginning of period	$17.00		$14.46	$15.00

Income from investment operations:
Net investment income	0.05		0.13	0.07
Net realized and unrealized gain (loss) on investments	1.87		3.54	(0.54)

Total from investment operations	1.92		3.67	(0.47)

Less distributions to shareholders:
From net investment income	–		(0.14)	(0.04)
From net realized gains	–		(0.99)	(0.03)

Total distributions	–		(1.13)	(0.07)

Net asset value, end of period	$18.92		$17.00	$14.46

Total Return (b)	11.29	% (c)	26.51%	(3.12	)% (c)

Ratios and Supplemental Data:
Net assets, end of period (000)	$45,801		$46,746	$38,550
Ratio of expenses to average net assets	1.40	% (d)	1.40%	1.40	% (d)
Ratio of expenses to average net assets before waiver and recoupment	1.07	% (d)	1.27%	1.90	% (d)
Ratio of net investment income to average net assets	0.47	% (d)	0.78%	0.53	% (d)
Ratio of net investment income to average net assets before waiver and recoupment	0.80	% (d)	0.91%	0.03	% (d)
Portfolio turnover rate	29.80	% (c)	72.66%	163.38	% (c)

(a)	For the period June 29, 2011 (commencement of operations) to May 31, 2012.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Strategic Mid Cap Fund

Financial Highlights

(For a share outstanding during each period)

	For the six months ended November 30, 2013 (Unaudited)		For the year ended May 31, 2013	For the period ended May 31, 2012(a)
Institutional Class:
Selected Per Share Data:
Net asset value, beginning of period	$16.63		$13.95	$15.00

Income from investment operations:
Net investment income (loss)	0.02		0.06	–	(b)
Net realized and unrealized gain (loss) on investments	1.66		3.50	(0.92)

Total from investment operations	1.68		3.56	(0.92)

Less distributions to shareholders:
From net investment income	–		(0.08)	(0.01)
From net realized gains	–		(0.80)	(0.12)

Total distributions	–		(0.88)	(0.13)

Net asset value, end of period	$18.31		$16.63	$13.95

Total Return (c)	10.10	% (d)	26.46%	(6.13)	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$25,641		$26,545	$20,518
Ratio of expenses to average net assets	1.40	% (e)	1.40%	1.40	% (e)
Ratio of expenses to average net assets before waiver and recoupment	1.32	% (e)	1.60%	2.18	% (e)
Ratio of net investment income (loss) to average net assets	0.18	% (e)	0.38%	–	% (e)
Ratio of net investment (loss) to average net assets before waiver and recoupment	0.26	% (e)	0.18%	(0.78)	% (e)
Portfolio turnover rate	39.83	% (d)	85.71%	178.49	% (d)

(a)	For the period June 29, 2011 (commencement of operations) to May 31, 2012.
(b)	Amount is less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds

Notes to the Financial Statements

November 30, 2013

(Unaudited)

NOTE 1. ORGANIZATION

The Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) and the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are two of a series of funds authorized by the Board of Trustees (the “Board”). The Funds are each authorized to offer two share classes, Class A Shares and Institutional Class Shares. The Funds’ Class A Shares have not yet commenced operations. The Funds’ Institutional Class Shares commenced operations on June 29, 2011. The Funds’ investment adviser is Cloud Capital LLC (the “Adviser”). The investment objective of the Large Cap Fund is to consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons. The investment objective of the Mid Cap Fund is to consistently deliver excess returns relative to the S&P Mid Cap 400® Index over three- to five-year time horizons.

Each Fund’s prospectus provides a description of the investment objective, policies and strategies, along with information on the class of shares currently being offered.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

As of and during the period ended November 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effects on net assets, results of operations or net asset values per share of the Funds.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

In accordance with the Trust’s good faith pricing guidelines, each Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2013:

	Valuation Inputs
Large Cap Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$40,824,445	$–	$–	$40,824,445
Cash Equivalents	2,135,944	–	–	2,135,944
Total	42,960,389	–	–	42,960,389
Mid Cap Fund
Common Stocks *	23,427,970	–	–	23,427,970
Exchange-Traded Funds	591,879	–	–	591,879
Cash Equivalents	1,649,459	–	–	1,649,459
Total	25,669,308	–	–	25,669,308

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the period ended November 30, 2013.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Funds (the “Agreement”), the Adviser manages each Fund’s investments subject to oversight of the Trustees. As compensation for its management services each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund. For the six months ended November 30, 2013, the Adviser earned fees of $115,192 from the Large Cap Fund and $64,940 from the Mid Cap Fund before the recoupment described below. At November 30, 2013, the Funds owed the Adviser $61,746 and $24,636, respectively, for management fees earned over expenses waived and recouped during the period.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of each Fund until May 31, 2014, so that total annual fund operating expenses do not exceed 1.40%. This operating expense limitation does not apply to borrowing costs (such as interest and dividend expenses on securities sold short), taxes, brokerage fees and commissions, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Excluded Expenses”). This limitation also excludes any “acquired fund fees and expenses” as that term is described in each Fund’s prospectus.

The waiver and/or reimbursement by the Adviser with respect to the Funds are subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above. For the period ended November 30, 2013, Adviser recouped $76,621 from the Large Cap Fund and $10,423 from the Mid Cap Fund.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Fund	Amount	Recoverable through May 31,
Large Cap Fund	$320	2015
Mid Cap Fund	131,822	2015
	46,393	2016

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage each Fund’s business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended November 30, 2013, HASI earned fees of $18,801 for the Large Cap Fund and $18,802 for the Mid Cap Fund. At November 30, 2013, HASI was owed $6,301 from the Large Cap Fund and $6,301 from the Mid Cap Fund for administrative services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended November 30, 2013, HASI earned fees of $16,970 for the Large Cap Fund and $15,926 for the Mid Cap Fund for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services. At November 30, 2013, HASI was owed $7,183 from the Large Cap Fund and $6,566 from the Mid Cap Fund for transfer agent services and out-of-pocket expenses. For the period ended November 30, 2013, HASI earned fees of $12,534 from

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

the Large Cap Fund and $12,534 from the Mid Cap Fund for fund accounting services. At November 30, 2013, HASI was owed $4,201 from the Large Cap Fund and $4,201 from the Mid Cap Fund for fund accounting services.

Certain officers (and one Trustee) of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.40% of the average daily net assets of the Class A Shares of each Fund in connection with the promotion and distribution of Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Funds or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. There were no 12b-1 fees for the period ended November 30, 2013, as the Class A Shares of each Fund have yet to commence operations.

The Funds may pay certain financial intermediaries that provide certain administrative services to shareholders who invest in the Institutional Class shares of the Funds, including record keeping and sub-accounting shareholder accounts. Each Fund is authorized to pay up to 0.25% of the average daily net assets of each Fund’s Institutional Class shares. The payments may also be made to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing. The types of payments under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking or other recordkeeping fees, or one-time payments for ancillary services such as setting up the Funds on a financial intermediary’s trading systems. For the period ended November 30, 2013, the Large

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

Cap Fund and Mid Cap Fund incurred administrative servicing fees of $25,918 and $6,977, respectively. At November 30, 2013, the Large Cap Fund and Mid Cap Fund owed $8,026 and $3,676 in administrative servicing fees, respectively.

The Distributor acts as the principal distributor of the Funds’ shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. For the period ended November 30, 2013, there were no sales charges or CDSC fees deducted from the proceeds of sales, and redemption of capital shares, as the Fund’s Class A shares have not yet commenced.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Fund	Purchases	Sales
Large Cap Fund	$12,771,905	$21,551,306
Mid Cap Fund	$9,552,082	$12,988,830

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2013

(Unaudited)

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At November 30, 2013, FOLIOfn Investments, Inc. (“FOLIOfn”) and National Financial Services LLC (“NFS”) owned, as record shareholders, 27.46% and 25.40%, respectively, of the outstanding shares of the Large Cap Fund. At November 30, 2013, FOLIOfn and TD Ameritrade Trust Company (“TD Ameritrade”) owned, as record shareholder, 32.04 % and 29.88%, respectively, of the outstanding shares of the Mid Cap Fund. The Trust does not know whether FOLIOfn, or TD Ameritrade or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

NOTE 8. FEDERAL TAX INFORMATION

At November 30, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$35,274,176	$7,876,317	$(190,104)	$7,686,213
Mid Cap Fund	23,007,685	2,954,492	(292,869)	2,661,623

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $956,957 for the Large Cap Fund and $1,421,168 for the Mid Cap Fund.

On December 13, 2013, the Large Cap Fund paid an income distribution of $0.082378 per share, a short-term capital gain distribution of $0.072754 per share, and a long-term capital gain distribution of $1.651154 per share to shareholders of record as of December 12, 2013.

On December 13, 2013, the Mid Cap Fund paid an income distribution of $0.014449 per share, a short-term capital gain distribution of $0.158559 per share, and a long-term capital gain distribution of $1.93447 per share to shareholders of record as of December 12, 2013.

Cloud Capital Funds

Notes to the Financial Statements - (continued)

November 30, 2013

(Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – (continued)

The tax characterization of distributions paid for the fiscal year ended May 31, 2013 was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total Distributions
Large Cap Fund	$2,686,027	$201,439	$2,887,466
Mid Cap Fund	1,156,729	101,909	1,258,638

*	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At May 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation	Other Temporary Differences	Total Accumulated Earnings
Large Cap Fund	$84,502	$1,084,946	$5,931,364	$(6,933)	$7,093,879
Mid Cap Fund	50,325	854,953	2,814,203	(6,933)	3,712,548

NOTE 9. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, and at a Board meeting held December 9-11, 2013, Andrea N. Mullins was appointed to serve as Trustee to the Trust and Bryan W. Ashmus was appointed to serve as Principal Financial Officer and Treasurer. And effective January 15, 2014, Dr. Merwyn R. Vanderlind resigned as a Trustee of the Board.

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 670-2227 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (877) 670-2227 and (2) from Funds documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

Heather A. Bonds, Secretary

INVESTMENT ADVISER

Cloud Capital LLC

5314 South Yale, Suite 606

Tulsa, OK 74135

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

FOLIOfn Investments, Inc.

8180 Greensboro Drive

8th Floor

McLean, VA 22102

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

To Shareholders of the LS Opportunity Fund,

Long Short Advisors, LLC (LSA, the “Advisor”) launched the LS Opportunity Fund (LSOFX, the “Fund”) on September 30, 2010 to offer access to Independence Capital Asset Partners’ (ICAP, the “Sub-Advisor”) $600 million long/short equity strategy in a 1940 Act mutual fund structure. While the Fund was established in 2010, the investment team at ICAP has been operating a traditional hedge fund with a similar investment objective since 2004. The Fund aims to identify compelling long/short investment opportunities through a bottom-up stock selection process based upon in-depth analysis of business and financial fundamentals. Through extensive research, implementation of risk management, diversification and limited use of leverage, the Fund strives to do what a successful investment manager should do – preserve capital while delivering above-market returns and managing volatility. For more information on the Advisor, Sub-Advisor or the Fund, please visit our website at www.longshortadvisors.com.

Market Review

The six-month period ending November 30, 2013 (the “Period”) began with a surprising announcement by U.S. Federal Reserve (the “Fed”) Chairman Ben Bernanke on June 18 that the Fed could start “tapering” its quantitative easing program as early as September 2013, well ahead of then current market assumptions. Upon the news, interest rates rose, both equity and bond prices fell and the selling became self-reinforcing. However, global markets became more comfortable with the Federal Reserve’s tapering strategy throughout July and many risk assets recovered. In fact, the market gained 13.4% between the end of June 2013 and the end of the period on November 30, 2013.

Overall, the S&P 500 finished the Period with a total return of 11.9%, while the Fund posted a total return of 11.2%. We believe the Fund’s comparison to the long-only S&P 500 should be evaluated in the context of net exposure, where the Fund had an average month-end net long exposure for the Period of just 61% relative to the S&P 500 at 100%. Thus, on an exposure-adjusted basis the Fund outperformed the S&P 500 at 11.2% > 7.3% (11.9% return * 61% net exposure). Additionally, the Fund consistently outperformed its long/short equity benchmark, the HFRI Equity Hedge (Total) Index (HFRI), which returned just 5.8%. The monthly cumulative returns over the Period are shown below, assuming a beginning of Period investment of $10,000.

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Management Discussion of Fund Performance

Despite the selloff in global equity markets and the significant change in the direction of interest rates in late June, ICAP believed a more nuanced view of tapering was appropriate. ICAP concluded that unless there were extraordinary circumstances, the “tapering” would be gradual and precede subsequent interest rate hikes by 18-24 months. Under this scenario, equities could remain strong and this view was reflected in the portfolio.

Contributors

The Fund profited from widespread success during the Period, with individual stocks within the healthcare (Celgene – CELG, Endo Health Solutions – ENDP), financials (Ocwen – OCN), consumer discretionary (Liberty Media – LMCA) and industrials (Alliant Techsystems – ATK) sectors each contributing ~100 basis points to the Fund’s total return.

Overall, the healthcare sector was the largest contributor to performance in the Period, and three of our top 10 positions as of November 30, 2013 remain healthcare stocks. The healthcare sector, which represents more than 20% of the U.S. economy, has consistently been among one of our team’s core investment areas. Demographics, pricing, facilities, health insurance, efficiency gains, healthcare technology and life-saving and extending therapies are a just a few areas of our healthcare research. Overlay this mosaic with heavy regulation, Medicare, Medicaid and the implementation of Obamacare, it is easy to quickly get lost in the investing morass. Not only must an investor in this area have an in-depth understanding of each of these factors, the investor must see how all the pieces interrelate. The value that continues to be generated for the Fund’s shareholders by investments in the healthcare sector gives us confidence that we have a firm grasp on the pieces of the puzzle, and healthcare will remain a rich source of ideas in the future.

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Detractors

While the Fund avoided any single position loss of more than 35 basis points in terms of overall portfolio attribution for the Period, notable detractors included DaVita (DVA), Citigroup (C) and Phillips 66 (PSX), the latter two of which were sold during the Period.

Management Outlook

As we look forward, a continued rise in interest rates could become the most influential factor in global equity markets. When the Fed pulls back on asset purchases in 2014, interest rates could rise and potentially cause a dislocation similar to last summer. However, the cause of interest rate movements and resulting effect on equity markets can oftentimes seem counterintuitive to investors.

For example, a strong job number would normally be viewed as a positive for both economic growth prospects and the equity markets. However, as the Fed now operates under a jobs mandate, lower unemployment will also lead to a tapering of asset purchases by the Fed, which will in turn put unusual pressure on interest rates to move higher and could temporarily drive equity markets lower as it did this past summer. Investors should note that there have been 16 expansionary periods in the United States since 1919, during which interest rates rose the greatest. On average, the S&P 500 returned approximately 12% over the first 12 months of each expansion. More importantly, the market rose on an absolute basis in 13 of those 16 periods, and only traded off more than 10% in one period, the 12 months ended 5/31/1940 (Source: FA Magazine, September 17, 2013, “What Happens To Stocks When Interest Rates Rise?”).

It is this double-edged sword of rising rates that makes predicting the markets direction in 2014 even more difficult. This dynamic environment is an excellent backdrop for long-short equity investing, and justifies the time we take to carefully construct a portfolio of economically independent, individual stock positions on both the long side and short side of our portfolio.

At Period’s end, the Fund’s top 10 positions represented approximately 43.6% of the long book and included Celgene (CELG), Chicago Bridge & Iron (CBI), Endo Health Solutions (ENDP), Gilead Sciences (GILD), Liberty Global (LBTYA), Liberty Media (LMCA), Mastercard (MA), Mead Johnson Nutrition (MJN), Ocwen Financial (OCN) and Qualcomm (QCOM).

Also at Period’s end, our short book is populated by individual stocks with negative company specific catalysts, including those at risk to the following themes:

•	healthcare stocks that will be hurt by a potential slowdown in hospital spending due to changes in government policy

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•	technology hardware firms ceding share in an industry increasingly dominated by software operated remotely

•	industrial companies trying to right size their business to current lower demand for raw materials

•	financial firms exposed to a potential increase in interest rates

From the Fund’s inception, we have been deliberate in our process and patient with our long-term investments despite periods of extreme volatility and unsettling macro-economic developments. We feel our process has served us well over time and continues to generate out-of-consensus investment ideas that we believe will provide strong risk-adjusted returns for the Fund into the future.

Thank you for your continued support and we look forward to reporting to you again at the end of our fiscal year in May 2014.

Sincerely,

Jim Hillary, Chris Hillary

Co-Portfolio Managers, LS Opportunity Fund

4

Does Size Matter When It Comes to Long/Short Equity Managers?

Asset growth continues to accelerate in the liquid alternative mutual fund category. While the growth has been substantial, it has also been highly concentrated in a small number of individual funds. Drilling down into the long/short equity mutual fund category, as defined by Morningstar, total assets under management (AUM) spiked 88% in the twelve months ended November 30, 2013 to $47 billion from $25 billion a year ago. 86% of this growth was concentrated in just eight funds which ended the Period each with more than $1 billion in AUM.

At Long Short Advisors, we continue to encourage the growth of the long/short equity and overall alternative investment universe. We believe there is substantial runway of asset growth before alternatives hit a saturation point in investor portfolios, as most investors and advisors alike have only been utilizing alternative mutual funds for a matter of years, not decades. However, we would like to remind investors that when evaluating any strategy from long-only small cap value to large cap blend, every great strategy has a limit to AUM growth before size starts to inhibit the investment process. So when evaluating a new long/short equity strategy, remember to ask and understand the following:

•	What is the total asset capacity of the fund?

•	How will the investable long universe change as assets grow?

•	How will the investable short universe change as assets grow?

•	Could performance be negatively affected by higher AUM levels?

•	How is the investment team compensated?

What is the total asset capacity of the fund?

Similar to long-only funds, there are also pros and cons to total AUM which depend on which alternative strategy an investor chooses for their allocation. It is important to get an idea up front of what a manager thinks capacity for their strategy should be, while raising a red flag when that level is materially breached. The following are general parameters to consider when choosing between a small fund (i.e. less than $1 billion AUM) and a large fund:

	Small Fund	Large Fund
Investment Universe	Unlimited	Constrained
Investment Team	Small	Large
Primary Decision Maker	Portfolio Manager	Team
Portfolio Manager Incentive	Performance	AUM Maintenance
Perception of Risk	High	Low
Short Book Constraints	Low	High
Fees	Above Average	Average

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Again, similar to a typical long-only allocation, investors should consider a barbell approach to investing in alternatives with a large portion of the portfolio anchored in large, “defensive” funds, and the balance in smaller, alpha driven strategies. There are definitive positive and negative aspects of both small and large asset bases, making a diversified approach more prudent.

How will the long investable universe change as assets grow?

Huber Capital Management LLC performed a study in 2006 (“Limited Assets Under Management IS a Competitive Advantage”) to show the potential investment opportunity set for equity managers at different AUM levels, assuming a portfolio with a 2.5% position weight restriction. The conclusion of their study was that at certain breakpoint asset levels, fund managers are faced with the dilemma of choosing one of the following paths, none of which appears particularly apppealing:

1.	Materially shrink the investment universe to maintain prior liquidity standards

2.	Materially increase the number of positions in the portfolio to maintain the prior investable universe

3.	Acquire a greater than 5% stake in individual companies, severely limiting liquidity

Option #1 limits the manager’s ability to invest in only the best ideas in the entire market, forcing them to choose just those ideas within a limited liquidity universe.

Option #2 dilutes a manager’s ability to express conviction in their best ideas and makes the overall portfolio more “index-like” as each incremental position beyond a core 50 stock portfolio is likely to generate less alpha than the last.

Option #3 reduces the level of liquidity in the overall portfolio and exposes the fund to increased volatility risk due to SEC filing requirements that are triggered when equity ownership surpasses a 5% threshold.

The following chart shows Huber’s data for the small capitalization (“small cap”) universe highlighted by the Russell 2000 Value index. It quickly becomes evident that the universe of available small cap securities begins to materially shrink as total fund AUM grows past $500 million. At $1 billion AUM, the investable universe shrinks by almost 50%; at $2 billion AUM, the universe shrinks by 75%!

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If we broaden this outlook to the large capitalization (“large cap”) space, the numbers change, but the conclusion is the same. Looking at the Russell 1000 Value index represented below, the universe of available large cap stocks shrinks by 25% at $5 billion AUM, and by 50% at $10 billion AUM.

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What is important to note is that bringing both datasets into the equation, a fund with greater than $5 billion AUM is unable to exert any conviction in small cap stocks through large weights in the portfolio, and only 75% of the universe of large cap stocks is available in a similarly liquid manner. Thus, an investor can infer that this manager’s opportunity set is limited relative to a smaller, more nimble peer who has the entire universe of U.S. stocks at their disposal.

How will the short investable universe change as assets grow?

Lost in the conversation above is the precise effect of asset size on a long/short equity fund’s short portfolio. As a brief primer, a short sale is a transaction where an investor borrows shares of stock from a broker and sells the shares on the open market in anticipation of a market decline. The investor must eventually return the borrowed stock by buying it back at the then prevailing market price.

The wrinkle is that an investor must “locate” stock available to borrow before entering into a short sale trade. Since not all shares of a company’s stock are able to be borrowed, there is a significant limitation to the number of outstanding shares available for investors to sell short. Put another way, the entire market capitalization of a company is never available to borrow, and thus any restriction on the size of a long position becomes even tighter when dealing with short positions. When asking the

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capacity question to a long/short equity fund, it will always be the short side of the portfolio that is the primary cause for concern to a portfolio manager.

Let us return to the theoretical fund referred to above that has $2 billion AUM and is thus limited to liquid long small cap holdings of just 25% of the total investable universe of small cap stocks. Since we now know that the available market cap of the same companies on the short side is a fraction of that available on the long side, this total investable universe is actually significantly smaller than 25%. Thus, investors will frequently see larger fund managers replace high conviction individual stock shorts with lower conviction ETFs and options positions to express their short theses, which could come at the expense of performance.

Could performance be negatively affected by higher AUM levels?

Recent studies from Pertrac (“Impact on Size and Age on Hedge Fund Performance: 1996-2011”; October 2012) and Beachhead Capital (“Performance of Emerging Equity Long/Short Hedge Fund Managers: 2003-2012”; February 2013) conclude that hedge fund returns are negatively impacted as assets under management increase. While the Pertrac study broke the initial ground, it tries to be all things to all people. Beachhead’s take, on the other hand, narrows the universe down to just long/short equity hedge funds from calendar years 2003-2012.

The most important takeaway from Beachhead’s study is the following chart, which shows the outperformance of small vs. large long/short equity hedge funds over both a 10 year and 5 year period:

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As noted in the first section, larger funds have benefits such as lower fees and lower investor perception of both fund and firm specific risk. However, the chart above shows that smaller long/short equity hedge funds in the aggregate have historically posted significantly better performance. If you consider anything with less than $500 million AUM to be a “small fund”, small funds outperformed their larger peers by 220 basis points per annum over 10 years. If you increase the “small fund” threshold to those with less than $1 billion AUM, the annual outperformance falls to a still surprising and consistent 110 basis points over a 10 year period.

How is the investment team compensated?

There are three distinct ways to incentivize an investment team in the long/short equity category, and the structure of compensation tends to differ greatly between small funds and large funds:

•	Management Fees

•	Traditional form of compensation for mutual fund firms, both long-only and long/short

•	Tied solely to total AUM level of the fund

•	If assets remain steady, pay is consistent for the life of the fund, providing less motivation for the investment team to try to outperform on an annual basis and could lead to “closet indexing”

•	Performance Fees

•	Traditional form of compensation for hedge fund firms

•	Tied solely to the annual performance of the fund

•	Payout resets to zero on January 1 each year, creating perpetual motivation for the investment team to try to outperform every year

•	Compound Returns on Personal Investment

•	Hedge funds and small mutual funds tend to have managers who seed their strategy with personal funds

•	Tied solely to the long-term performance of the fund

•	Similar to performance fees, payout is reset to zero at the start of each year

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Tying it all together

The Fund remains unique in the space through our partnership with our Sub-Advisor, ICAP. ICAP manages $600 million in aggregate capital, with over $500 million of that capital in a performance fee structure. As a shareholder of LSOFX, you have exclusive access to ICAP’s hedge fund strategy in a daily liquid mutual fund format that does not charge performance fees. ICAP remains small enough to maintain the ability to invest across all market capitalizations, but are large enough to support a seasoned ten member investment team. Not only are they incentivized to outperform through the majority of AUM being in a performance fee structure, but of the $600 million in aggregate capital, over 10% belongs to the investment team, allowing them to also generate a substantial amount of wealth through simple compounding of their personal investment.

Thank you for choosing the LS Opportunity Fund as a place to invest your assets. We appreciate your trust in us to help manage and grow your capital.

Please refer to the Fund’s prospectus for a full description of the investment strategy and for more information about the Fund. You may obtain a current copy of the Fund’s prospectus by calling 1-877-366-6763, or visiting our website at www.longshortadvisors.com and clicking on the ‘Fund Information’ tab.

For additional questions or to discuss this report in more detail, please contact us at 215-399-9409, or via email at info@longshortadvisors.com

“Don’t time the market, invest in it”

The views and opinions expressed in management’s discussion of Fund performance are those of the advisor and sub-advisor as of the end of the period. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but neither the advisor nor the sub-advisor makes any representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The S&P 500 Index, Russell 1000® Value Index and Russell 2000® Value Index are widely recognized unmanaged indices of equity securities and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in

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exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. HFRI Equity Hedge Index is compiled by Hedge Fund Research, Inc. It is comprised solely of hedge funds, and is designed to be representative of the overall composition of the hedge fund universe implementing a long/short equity strategy. The Funds’ performance is not intended to reflect the performance of the Index, which is provided for comparison purposes only. The Index is not available for direct investment. Standard Deviation is a measure of the dispersion of a set of data from its mean. Alpha is a measure of performance on a risk adjusted basis. Beta is a measure of the volatility of a portfolio relative to the overall market. Correlation is a statistical measure of how two securities move in relation to each other. Sharpe Ratio uses standard deviation and excess return to determine reward per unit of risk.

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Investment Results – (Unaudited)

Total Returns*
(For the period ended November 30, 2013)

			Average Annual Returns
	6 Months	One Year	Since Inception (September 30, 2010)
LS Opportunity Fund	11.21%	22.62%	9.73%
S&P 500® Index**	11.91%	30.30%	17.98%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated September 30, 2013, were 3.13% of average daily net assets (2.73% after fee waivers and expense reimbursements by the Adviser.) Long Short Advisors, LLC (the “Adviser”) contractually has agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2014, so that the ratio of total annual operating expenses does not exceed 1.95%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-336-6763.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions, if any.

** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-336-6763. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

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Fund Holdings – (Unaudited)

Sector Exposure (11/30/2013)

(Based on Net Assets)

	Long	Short	Gross	Net
Consumer Discretionary	21.56%	-2.92%	24.48%	18.64%
Consumer Staples	4.40%	-3.25%	7.65%	1.15%
Energy	7.03%	-3.21%	10.24%	3.82%
Financials	10.00%	-1.58%	11.58%	8.42%
Health Care	18.17%	-4.74%	22.91%	13.43%
Industrials	13.32%	-3.58%	16.90%	9.74%
Information Technology	8.30%	-4.57%	12.87%	3.73%
Materials	2.47%	0.00%	2.47%	2.47%
Real Estate Investment Trusts	0.00%	-1.16%	1.16%	-1.16%
Unclassified	0.00%	-3.12%	3.12%	-3.12%

Total	85.25%	-28.13%	113.38%	57.12%

The LS Opportunity Fund (“Fund”) seeks to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About The Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from June 1, 2013 to November 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the

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amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LS Opportunity Fund	Beginning Account Value May 31, 2013	Ending Account Value November 30, 2013	Expenses Paid During the Period Ended November 30, 2013*
Actual	$1,000.00	$1,112.10	$14.18
Hypothetical ** (5% return before expenses)	$1,000.00	$1,011.64	$13.50

*	Expenses are equal to the Fund’s annualized expense ratio of 2.83%, multiplied by the average account value over the period, multiplied by 183/365.
**	Assumes a 5% return before expenses.

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LS Opportunity Fund

Schedule of Investments

November 30, 2013 (Unaudited)

Common Stocks – Long – Domestic – 72.96%	Shares	Fair Value
Consumer Discretionary – 18.01%
Caesars Acquisition Co. – Class A*	29,574	$359,620
Charter Communications, Inc. – Class A(a)*	11,184	1,510,958
Deckers Outdoor Corp.*	16,072	1,328,190
Diamond Resorts International, Inc.*	18,359	328,075
Extended Stay America, Inc.*	18,815	473,762
Las Vegas Sands Corp.(a)	25,382	1,819,382
Liberty Media Corp. – Class A(a)*	25,694	3,943,001
LIN Media LLC*	18,777	490,831
Madison Square Garden Co. / The – Class A(a)*	21,124	1,190,549
Nexstar Broadcasting Group, Inc.	11,792	585,709
Tribune Co.*	20,369	1,517,491

		13,547,568

Consumer Staples – 4.40%
Green Mountain Coffee Roasters, Inc.*	5,377	362,302
Mead Johnson Nutrition Co.(a)	27,736	2,343,969
WhiteWave Food Co. / The – Class A*	28,360	603,217

		3,309,488

Energy – 7.03%
Anadarko Petroleum Corp.	9,621	854,537
Cimarex Energy Co.	8,047	761,085
Pioneer Natural Resources Co.(a)	4,558	810,185
Schlumberger Ltd.(a)	21,371	1,889,624
Tesoro Corp.	16,543	969,916

		5,285,347

Financials – 5.48%
Ocwen Financial Corp.(a)*	72,786	4,124,055

Health Care – 18.17%
AcelRx Pharmaceuticals, Inc.*	52,149	510,017
Aetna, Inc.	21,525	1,483,718
Celgene Corp.(a)*	17,686	2,861,064
DaVita, Inc.*	10,749	640,103
Endo Health Solutions, Inc.(a)*	32,979	2,215,859
Gilead Sciences, Inc.(a)*	30,285	2,265,621
Insmed, Inc.(a)*	27,695	448,659
Ophthotech Corp.(a)*	41,965	1,185,511

See accompanying notes which are an integral part of these financial statements.

16

LS Opportunity Fund

Schedule of Investments — continued

November 30, 2013 (Unaudited)

Common Stocks – Long – Domestic – 72.96% – continued	Shares	Fair Value
Health Care – 18.17% – continued
Surgical Care Affiliates, Inc.*	9,425	$286,897
Zeltiq Aesthetics, Inc.*	10,343	181,416
Zoetis, Inc.	50,831	1,583,386

		13,662,251

Industrials – 9.10%
Alliant Techsystems, Inc.(a)	17,558	2,128,556
Delta Air Lines, Inc.(a)	41,104	1,191,194
Donaldson Co., Inc.	15,554	649,068
Towers Watson & Co. – Class A	13,571	1,528,095
TransDigm Group, Inc.	2,496	390,674
Xylem, Inc.	27,589	953,476

		6,841,063

Information Technology – 8.30%
Aspen Technology, Inc.*	16,972	670,903
Global Eagle Entertainment, Inc.*	2,795	42,903
MasterCard, Inc. – Class A	2,822	2,147,006
Proofpoint, Inc.*	11,154	340,197
QUALCOMM, Inc.(a)	29,931	2,202,323
Yahoo!, Inc.*	22,620	836,488

		6,239,820

Materials – 2.47%
Eagle Materials, Inc.	5,331	415,818
Ecolab, Inc.(a)	13,431	1,439,400

		1,855,218

TOTAL COMMON STOCKS – LONG – DOMESTIC (Cost $46,511,746)		54,864,810

Common Stocks – Long – International – 12.29%
Consumer Discretionary – 3.55%
Liberty Global PLC – Class A(a)*	31,109	2,669,463

Financials – 4.52%
Altisource Portfolio Solutions SA*	10,950	1,762,731
Altisource Residential Corp.(a)*	58,616	1,632,456

		3,395,187

See accompanying notes which are an integral part of these financial statements.

17

LS Opportunity Fund

Schedule of Investments — continued

November 30, 2013 (Unaudited)

Common Stocks – Long – International – 12.29% – continued	Shares	Fair Value
Industrials – 4.22%
Chicago Bridge & Iron Co. NV(a)	41,405	$3,174,935

TOTAL COMMON STOCKS – LONG – INTERNATIONAL (Cost $7,231,886)		9,239,585

TOTAL INVESTMENTS – LONG – 85.25% (Cost $53,743,632)		64,104,395

Total Securities Sold Short – (28.13%) (Proceeds Received $20,532,706)		(21,156,676)

Other Assets in Excess of Liabilities – 42.88%		11,092,915

TOTAL NET ASSETS – 100.00%		$75,197,310

(a)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on November 30, 2013 was $27,715,656.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

18

LS Opportunity Fund

Schedule of Securities Sold Short

November 30, 2013 (Unaudited)

Common Stocks – Short – Domestic – (21.59%)	Shares	Fair Value
Consumer Discretionary – (2.92%)
Caesars Entertainment Corp.*	(18,097)	$(369,903)
McDonalds Corp.	(13,608)	(1,325,011)
Sinclair Broadcast Group, Inc.	(11,098)	(364,236)
Tesla Motors, Inc.*	(1,083)	(137,844)

		(2,196,994)

Consumer Staples – (3.25%)
Dean Foods Co.	(3,598)	(64,692)
Fresh Market, Inc. / The*	(7,238)	(294,659)
Hershey Co. / The	(5,407)	(523,884)
Procter & Gamble Co.	(6,197)	(521,911)
Sprouts Farmers Market, Inc.*	(7,238)	(273,886)
Sysco Corp.	(10,531)	(354,157)
Whole Foods Market, Inc.	(7,238)	(409,671)

		(2,442,860)

Energy – (1.30%)
Apache Corp.	(7,195)	(658,271)
ConocoPhillips	(4,431)	(322,577)

		(980,848)

Financials – (1.58%)
First American Financial Corp.	(9,066)	(239,886)
SunTrust Banks, Inc.	(9,839)	(356,467)
Wells Fargo & Co.	(13,529)	(595,547)

		(1,191,900)

Health Care – (4.20%)
Amgen, Inc.	(3,952)	(450,844)
IDEXX Laboratories, Inc.*	(3,722)	(387,683)
Intuitive Surgical, Inc.*	(1,393)	(525,022)
Laboratory Corp. of America Holdings*	(11,232)	(1,143,979)
ResMed, Inc.	(13,283)	(648,343)

		(3,155,871)

Industrials – (2.94%)
ADT Corp. / The	(6,593)	(267,412)
Caterpillar, Inc.	(9,296)	(786,442)

See accompanying notes which are an integral part of these financial statements.

19

LS Opportunity Fund

Schedule of Securities Sold Short – continued

November 30, 2013 (Unaudited)

Common Stocks – Short – Domestic – (21.59%) –continued	Shares	Fair Value
Industrials – (2.94%) – continued
Deere & Co.	(4,856)	$(409,069)
Fluor Corp.	(9,657)	(751,411)

		(2,214,334)

Information Technology – (4.24%)
EMC Corp.	(10,744)	(256,244)
Hewlett-Packard Co.	(3,608)	(98,679)
International Business Machines Corp.	(7,435)	(1,335,921)
Itron, Inc.*	(7,468)	(316,270)
Rackspace Hosting, Inc.*	(7,238)	(276,564)
Teradata Corp.*	(13,231)	(603,863)
Twitter, Inc.*	(7,223)	(300,260)

		(3,187,801)

Real Estate Investment Trusts – (1.16%)
AvalonBay Communities, Inc.	(7,330)	(869,045)

TOTAL COMMON STOCKS – SHORT – DOMESTIC (Proceeds Received $16,005,445)		(16,239,653)

Common Stocks – Short – International – (3.42%)
Energy – (1.91%)
Royal Dutch Shell PLC ADR	(21,550)	(1,437,385)

Health Care – (0.54%)
Teva Pharmaceutical Industries Ltd. ADR	(9,903)	(403,646)

Industrials – (0.64%)
Canadian Pacific Railway Ltd.	(3,136)	(482,568)

Information Technology – (0.33%)
MercadoLibre, Inc.	(2,236)	(247,548)

TOTAL COMMON STOCKS – SHORT – INTERNATIONAL (Proceeds Received $2,526,785)		(2,571,147)

See accompanying notes which are an integral part of these financial statements.

20

LS Opportunity Fund

Schedule of Securities Sold Short – continued

November 30, 2013 (Unaudited)

Exchange-Traded Funds – Short – (3.12%)	Shares	Fair Value
SPDR Dow Jones Industrial Average ETF Trust	(4,555)	$(732,080)
SPDR S&P 500 ETF Trust	(8,916)	(1,613,796)

TOTAL EXCHANGE-TRADED FUNDS – SHORT (Proceeds Received $2,000,476)		(2,345,876)

TOTAL SECURITIES SOLD SHORT – (28.13%) (Proceeds Received $20,532,706)		$(21,156,676)

*	Non-income producing security.
ADR	— American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

21

LS Opportunity Fund

Statement of Assets and Liabilities

November 30, 2013

(Unaudited)

Assets
Investments in securities at fair value (cost $53,743,632)	$64,104,395
Cash(a)	31,335,823
Foreign currencies, at value (Cost $197)	280
Receivable for fund shares sold	154,179
Receivable for investments sold	2,502,742
Dividends receivable	21,948
Tax reclaims receivable	2,401
Prepaid expenses	10,015

Total Assets	98,131,783

Liabilities
Investment securities sold short, at value (proceeds $20,532,706)	21,156,676
Payable for fund shares redeemed	4,082
Payable for investments purchased	1,575,924
Dividend expense payable on short positions	64,643
Payable to Adviser	90,614
Payable to administrator, fund accountant, and transfer agent	17,543
Payable to custodian	8,448
Payable to trustees	685
Other accrued expenses	15,858

Total Liabilities	22,934,473

Net Assets	$75,197,310

Net Assets consist of:
Paid-in capital	$63,778,813
Accumulated undistributed net investment (loss)	(820,480)
Accumulated undistributed net realized gain from investments	2,502,101
Net unrealized appreciation on:
Investment securities and short securities	9,736,793
Foreign currency	83

Net Assets	$75,197,310

Shares outstanding (unlimited number of shares authorized, no par value)	5,617,395

Net asset value (“NAV”) and offering price per share	$13.39

Redemption price per share (NAV * 98%)(b)	$13.12

(a)	See Note 2 in the Notes to Financial Statements regarding restricted cash.
(b)	The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

22

LS Opportunity Fund

Statement of Operations

For the six months ended November 30, 2013

(Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $703)	$133,697

Total investment income	133,697

Expenses
Investment Adviser	448,906
Administration	17,621
Fund accounting	19,916
Transfer agent	19,170
Legal	7,667
Registration	12,973
Custodian	22,419
Audit	7,520
Trustee	2,987
Insurance	2,538
Pricing	1,447
Printing	9,580
CCO	1,698
Miscellaneous	1,654
Other – short sale & interest expense	33,395
Dividend expense on securities sold short	154,014

Total expenses	763,505
Fees waived by Adviser	(73,895)

Net operating expenses	689,610

Net investment loss	(555,913)

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investment securities	3,685,792
Short securities	(1,653,505)
Options	(10,968)
Foreign currency	252
Foreign currency exchange contracts	(348)
Change in unrealized appreciation/(depreciation) on:
Investment securities	4,017,279
Short securities	214,530
Foreign currency	152
Foreign currency exchange contracts	224

Net realized and unrealized gain on investments, short securities, options, foreign currency and foreign currency contracts	6,253,408

Net increase in net assets resulting from operations	$5,697,495

See accompanying notes which are an integral part of these financial statements.

23

LS Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(555,913)	$(975,767)
Net realized gain on investment securities, short securities, options, foreign currency, and foreign currency exchange contracts	2,021,223	4,555,796
Net change in unrealized appreciation on investment securities, short securities, options, foreign currency, and foreign currency exchange contracts	4,232,185	3,068,036

Net increase in net assets resulting from operations	5,697,495	6,648,065

Capital Transactions
Proceeds from shares sold	38,680,326	6,410,364
Amount paid for shares redeemed	(6,935,672)	(24,173,841)
Proceeds from redemption fees	5,265	1,289

Net increase (decrease) in net assets resulting from capital transactions	31,749,919	(17,762,188)

Total Increase (Decrease) in Net Assets	37,447,414	(11,114,123)

Net Assets
Beginning of period	37,749,896	48,864,019

End of period	$75,197,310	$37,749,896

Accumulated net investment loss included in net assets at end of period	$(820,480)	$(264,567)

Share Transactions
Shares sold	3,041,569	596,033
Shares redeemed	(558,818)	(2,209,670)

Net increase (decrease) in share transactions	2,482,751	(1,613,637)

See accompanying notes which are an integral part of these financial statements.

24

LS Opportunity Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2013 (Unaudited)		For the Fiscal Year Ended May 31, 2013		For the Fiscal Year Ended May 31, 2012		For the Period Ended May 31, 2011(a)
Selected Per Share Data:
Net asset value, beginning of period	$12.04		$10.29		$11.45		$10.00

Income from investment operations:
Net investment income (loss)(b)	(0.14)		(0.24)		(0.23)		(0.17)
Net realized and unrealized gain (loss) on investments	1.49		1.99		(0.91)		1.62

Total from investment operations	1.35		1.75		(1.14)		1.45

Less Distributions to Shareholders:
From net realized gains	—		—		(0.02)		—

Redemption fees(c)	—		—		—		—

Net asset value, end of period	$13.39		$12.04		$10.29		$11.45

Total Return(d)(e)	11.21	%(f)	17.01%		(9.92)%		14.50	%(f)
Ratios and Supplemental Data:
Net assets, end of period (000)	$75,197		$37,750		$48,864		$20,375
Ratio of expenses to average net assets	2.68	%(g)(h)	3.12	%(i)(j)	3.16	%(i)	2.99	%(g)(i)
Ratio of expenses to average net assets before waiver and reimbursement/recoupment by Adviser	2.96	%(g)(h)	3.12	%(i)	3.06	%(i)	4.25	%(g)(i)
Ratio of net investment loss to average net assets	(2.16	)%(g)	(2.22)%		(2.19)%		(2.25	)%(g)
Portfolio turnover rate	142.37	%(f)	310.57%		444.62%		199.48	%(f)

(a)	For the period September 30, 2010 (Commencement of Operations) through May 31, 2011.
(b)	Per share net investment loss has been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Excludes redemption fee.
(f)	Not Annualized
(g)	Annualized
(h)	Includes dividend and interest expense of 0.73% for the six months ended November 30, 2013.
(i)	Includes dividend and interest expense of 0.77%, 0.66%, and 0.49% for periods ended May 31, 2013, 2012 and 2011, respectively.
(j)

Effective February 4, 2013, the Adviser agreed to waive fees to maintain Fund expenses at 1.95%. Prior to that date, the expense cap was 2.50%. (See Note 5. Fees and Other Transactions with Affiliates)

See accompanying notes which are an integral part of these financial statements.

25

LS Opportunity Fund

Notes to the Financial Statements

November 30, 2013

(Unaudited)

NOTE 1. ORGANIZATION

The LS Opportunity Fund (the “Fund”) is an open-end, non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment adviser is Long Short Advisors, LLC (the “Adviser”). The Adviser has retained Independence Capital Asset Partners, LLC (the “Sub-Adviser”) to serve as sub-adviser to provide portfolio management and related services to the Fund. The Sub-Adviser receives a fee from the Adviser (not the Fund) for these services. The investment objective of the Fund is to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended November 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

26

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Last In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of Schedules K-1 (Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. Reported net realized foreign exchange gains or losses arise from sales of foreign

27

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short

28

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $15,082,713 as of November 30, 2013.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. See Note 4 for additional disclosures.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an underlying security (a “protective put”) owned as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the

29

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction. See Note 4 for additional disclosures.

Writing Options – The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

Forward Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however,

30

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

hold foreign currency except in connection with the purchase and sale of foreign portfolio securities. The Fund has engaged in foreign currency exchange transactions for the purpose of hedging as a defensive measure. See Note 4 for additional disclosures.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value

31

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, investment companies, real estate investment trusts, and american depositary receipts are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

32

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Derivative instruments the Fund invests in, such as forward currency exchange contracts, are valued by a pricing service at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$64,104,395	$—	$—	$64,104,395
Total	$64,104,395	$—	$—	$64,104,395

*	Refer to Schedule of Investments for industry classifications

	Valuation Inputs
Liabilities	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$(18,810,800)	$—	$—	$(18,810,800)
Investment Companies	(2,345,876)	—	—	(2,345,876)
Total	$(21,156,676)	$—	$—	$(21,156,676)

*	Refer to Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended November 30, 2013.

NOTE 4. DERIVATIVE TRANSACTIONS

Long and short forward currency contracts are represented on the Statement of Assets and Liabilities under investments in securities at value, cash held at broker and receivable for forward currency contracts, respectively and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on options and forward currency exchange

33

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

contracts respectively. As of November 30, 2013, the Fund had no open forward currency contacts.

For the period ended November 30, 2013:

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Foreign Exchange Risk:
Long Forward Currency Exchange Contracts	Net realized and unrealized gain (loss) on Forward Currency Exchange Contracts	3	5	$7,725	$9,059
Foreign Exchange Risk:
Short Forward Currency Exchange Contracts	Net realized and unrealized gain (loss) on Forward Currency Exchange Contracts	3	5	$(8,073)	$(8,835)
Foreign Exchange Risk:
Long Spot Forward Currency	Net realized and unrealized gain (loss) on Foreign Forward Currency Exchange Contracts	3	3	$252	$—
Equity Risk:
Call Options Purchased	Net realized and unrealized gain (loss) on options	47	47	$(7,310)	$—
Equity Risk:
Call Options Written	Net realized and unrealized gain (loss) on options	26	26	$12,697	$—
Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on options	148	148	$7,418	$—
Equity Risk:
Put Options Written	Net realized and unrealized gain (loss) on options	47	47	$(23,773)	$—

34

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Transactions in options written during the period ended November 30, 2013 were as follows:

	LS Opportunity Fund
	Number of Contracts	Premiums Received
Written Options outstanding at May 31, 2013	—	$—
Options written	73	20,917
Options terminated in closing purchase transactions	(73)	(20,917)

Options outstanding at November 30, 2013	—	$—

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average net assets. For the period ended November 30, 2013, the Adviser earned a fee of $448,906 from the Fund before the recoupment described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) so that total expenses do not exceed 1.95% of net assets through September 30, 2014. Prior to February 4, 2013, the Fund’s expense cap was 2.50%. For the period ended November 30, 2013, the Adviser waived fees of $73,895. At November 30, 2013, the Adviser was owed $90,614 from the Fund for advisory services. The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations

35

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

described above. The amount subject to repayment by the Fund pursuant to the aforementioned conditions at November 30, 2013 was:

Amount	Recoverable through May 31,
$73,059	2014
73,895	2017

The Adviser has retained the Sub-Adviser to provide portfolio management and related services to the Fund. The Sub-Adviser receives a fee from the Adviser (not the Fund) for these services. The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended November 30, 2013, HASI earned fees of $17,621 for administrative services provided to the Fund. At November 30, 2013, the Fund owed HASI $4,962 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. A trustee of the Trust is a member of management of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended November 30, 2013, HASI earned fees of $19,170 from the Fund for transfer agent services. For the period ended November 30, 2013, HASI earned fees of $19,916 from the Fund for fund accounting services. At November 30, 2013, the Fund owed HASI $5,575 for transfer agent services and $7,006 for fund accounting services.

The Distributor acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the period ended November 30, 2013. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

36

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended November 30, 2013, purchases and sales of investment securities, other than short-term investments and short sale securities were as follows:

Purchases
U.S. Government Obligations	$—
Other	83,491,091
Sales
U.S. Government Obligations	$—
Other	62,493,371

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. FEDERAL TAX INFORMATION

The Fund did not make any distributions during the period ended November 30, 2013.

The tax characterization of distributions for the fiscal years ended May 31, 2013 and 2012 was as follows:

	2013	2012
Distributions paid from:
Ordinary income	$—	$104,580

	$—	$104,580

37

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

At May 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$803,353
Accumulated capital and other losses	(252,970)
Unrealized appreciation/depreciation	5,182,509
Other temporary differences	(11,890)

$5,721,002

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of wash losses.

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred losses as follows:

	Late Year Ordinary Loss	Post-October Capital Losses
LS Opportunity Fund	$252,970	$—

At November 30, 2013, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, for tax purposes excluding forward currency exchange contracts was as follows:

Gross Unrealized Appreciation	$10,295,352
Gross Unrealized (Depreciation)	(881,034)

Net Unrealized Appreciation on Investments	$9,414,318

At November 30, 2013, the aggregate cost of securities, net of proceeds for investment securities sold short, for federal income tax purposes, was $33,533,401.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of

38

LS Opportunity Fund

Notes to the Financial Statements – continued

November 30, 2013

(Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES – continued

representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, and at a Board meeting held December 9-11, 2013, Andrea N. Mullins was appointed to serve as Trustee to the Trust and Bryan W. Ashmus was appointed to serve as Principal Financial Officer and Treasurer. And effective January 15, 2014, Dr. Merwyn R. Vanderlind resigned as a Trustee of the Board.

39

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 336-6763 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

Heather Bonds, Secretary

INVESTMENT ADVISER

Long Short Advisors, LLC

1818 Market Street, 33rd Floor, Suite 3323

Philadelphia, PA 19103

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66221

CUSTODIAN

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

40

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

41

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not Applicable – filed with annual report

	(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

	(3)	Not Applicable

(b)		Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By
* /s/ R. Jeffrey Young

R. Jeffrey Young, President and Principal Executive Officer

Date	1/31/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
* /s/ R. Jeffrey Young

R. Jeffrey Young, President and Principal Executive Officer

Date	1/31/2014

By
* /s/ Bryan W. Ashmus

Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	1/31/2014